As filed with the Securities and Exchange             Registration No. 33-75996*
Commission on February 16, 1996                       Registration No. 811-2512

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                        POST-EFFECTIVE AMENDMENT NO. 5 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

     Variable Annuity Account B of Aetna Life Insurance and Annuity Company
                           (EXACT NAME OF REGISTRANT)

                    Aetna Life Insurance and Annuity Company
                               (NAME OF DEPOSITOR)

            151 Farmington Avenue, RE4C, Hartford, Connecticut 06156 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       Depositor's Telephone Number, including Area Code:  (860) 273-7834

                            Susan E. Bryant, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4C, Hartford, Connecticut  06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:


     X         on May 1, 1996 pursuant to paragraph (a)(1) of Rule 485
   -----

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement No. 2-52448 and the individual deferred compensation contracts covered by Registration Statement No. 33-76000.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant expects to file a Rule 24f-2 Notice for the fiscal year ended December 31, 1995 on or before February 29, 1996.

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET



Form N-4
 Item No.               Part A (Prospectus)                     Location
---------               -------------------                     ---------

      1   Cover Page . . . . . . . . . . . . . . . . .   Cover Page

      2   Definitions. . . . . . . . . . . . . . . . .   Definitions

      3   Synopsis or Highlights . . . . . . . . . . .   Prospectus Summary; Fee
                                                         Table

      4   Condensed Financial Information. . . . . . .   Condensed Financial
                                                         Information
      5   General Description of Registrant, Depositor,
          and Portfolio Companies. . . . . . . . . . .   The Company; Variable
                                                         Annuity Account B; The
                                                         Funds

      6   Deductions and Expenses. . . . . . . . . . .   Charges and Deductions;
                                                         Distribution

      7   General Description of Variable Annuity
          Contracts. . . . . . . . . . . . . . . . . .   Purchase; Miscellaneous

      8   Annuity Period . . . . . . . . . . . . . . .   Annuity Period

      9   Death Benefit. . . . . . . . . . . . . . . .   Death Benefit During
                                                         Accumulation Period;
                                                         Death Benefit Payable
                                                         During the Annuity
                                                         Period

     10   Purchases and Contract Value . . . . . . . .   Purchase; Contract
                                                         Valuation

     11   Redemptions. . . . . . . . . . . . . . . . .   Right to Cancel;
                                                         Withdrawals

     12   Taxes. . . . . . . . . . . . . . . . . . . .   Tax Status

     13   Legal Proceedings. . . . . . . . . . . . . .   Miscellaneous - Legal
                                                         Matters and Proceedings

     14   Table of Contents of the Statement of
          Additional Information . . . . . . . . . . .   Contents of the
                                                         Statement of Additional
                                                         Information

Form N-4
 Item No.   Part B (Statement of Additional Information)        Location
---------   --------------------------------------------        --------
     15   Cover Page . . . . . . . . . . . . . . . . .   Cover page

     16   Table of Contents. . . . . . . . . . . . . .   Table of Contents

     17   General Information and History. . . . . . .   General Information and
                                                         History

     18   Services . . . . . . . . . . . . . . . . . .   General Information and
                                                         History; Independent
                                                         Auditors

     19   Purchase of Securities Being Offered . . . .   Offering and Purchase
                                                         of Contracts

     20   Underwriters . . . . . . . . . . . . . . . .   Offering and Purchase
                                                         of Contracts

     21   Calculation of Performance Data. . . . . . .   Performance Data;
                                                         Average Annual Total
                                                         Return Quotations

     22   Annuity Payments . . . . . . . . . . . . . .   Annuity Payments

     23   Financial Statements . . . . . . . . . . . .   Financial Statements



                           PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                   PROSPECTUS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus generally describes group deferred variable annuity contracts ("Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). The Contracts are available through participation in (1) employer-sponsored deferred compensation plans sponsored by tax-exempt organizations for deferrals not subject to Section 457 of the Internal Revenue Code of 1986, as amended ("Code") or by taxable organizations for their employees and/or independent contractors ("Non-Section 457 Plans"); or (2) employer-sponsored deferred compensation plans sponsored by tax-exempt organizations for deferrals that are subject to Code Section 457 for their employees and/or independent contractors ("Section 457 Plans") (collectively referred to as "Plans"). Only group contracts are currently offered for sale; however, "Contracts" shall also refer to employer-owned individual Contracts issued in connection with Plans in the past.

The Contracts provide that contributions may be allocated to one or more of the Credited Interest Options or to one or more of the Subaccounts of Variable Annuity Account B, a separate account of the Company. The Subaccounts invest directly in shares of the following Funds:

 - Aetna Variable Fund                  - Fidelity VIP Growth Portfolio
 - Aetna Income Shares                  - Fidelity VIP Overseas Portfolio
 - Aetna Variable Encore Fund           - Janus Aspen Aggressive Growth
 - Aetna Investment Advisers Fund,      Portfolio
 Inc.                                   - Janus Aspen Balanced Portfolio
 - Aetna Ascent Variable Portfolio      - Janus Aspen Flexible Income
 - Aetna Crossroads Variable Portfolio  Portfolio
 - Aetna Legacy Variable Portfolio      - Janus Aspen Growth Portfolio
 - Alger American Growth Portfolio      - Janus Aspen Short-Term Bond
 - Alger American Small Cap Portfolio   Portfolio
 - Calvert Responsibly Invested         - Janus Aspen Worldwide Growth
 Balanced Portfolio                     Portfolio
 - Fidelity VIP II Contrafund           - Lexington Natural Resources Trust
 Portfolio                              - Neuberger & Berman Growth Portfolio
 - Fidelity VIP Equity-Income           - Scudder International Portfolio
 Portfolio                              - TCI Growth (a Twentieth Century
                                        fund)

The Credited Interest Options currently available under the Contract are the Guaranteed Accumulation Account, the Fixed Account and the Fixed Plus Account. Except as specifically mentioned, this Prospectus describes only investments through the Separate Account. A brief description of each of the Credited Interest Options is contained in Appendices to this Prospectus. Additional information concerning the Guaranteed Accumulation Account is contained in a separate prospectus.

The availability of the Funds and the Credited Interest Options is subject to applicable regulatory authorization. Not all Funds or Credited Interest Options may be available in all jurisdictions, under all Contracts, or in all Plans. Please check with your employer to determine option availability. (See "Investment Options.")

This Prospectus provides investors with the information that they should know about the Separate Account before investing in the Contract through the Separate Account. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed on page 17 of this Prospectus. An SAI may be obtained by indicating the request on the enrollment form or on the prospectus receipt contained in this Prospectus, or by calling the number listed under the "Inquiries" section of the Prospectus Summary.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS AND GUARANTEED ACCUMULATION ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THE SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION ARE DATED MAY 1,
                                      1996

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEFINITIONS..........................................................................     DEFINITIONS - 1
PROSPECTUS SUMMARY...................................................................         SUMMARY - 1
FEE TABLE............................................................................       FEE TABLE - 1
CONDENSED FINANCIAL INFORMATION......................................................     AUV HISTORY - 1
THE COMPANY..........................................................................                   1
VARIABLE ANNUITY ACCOUNT B...........................................................                   1
INVESTMENT OPTIONS
    The Funds........................................................................                   1
    Credited Interest Options........................................................                   4
PURCHASE
    Contract Availability............................................................                   4
    Contract Purchase................................................................                   4
    Purchase Payments................................................................                   4
    Right to Cancel..................................................................                   5
    Transfer Credits.................................................................                   5
CHARGES AND DEDUCTIONS
    Daily Deductions from the Separate Account.......................................                   5
    Maintenance Fee..................................................................                   6
    Deferred Sales Charge............................................................                   6
    Fund Expenses....................................................................                   7
    Premium and Other Taxes..........................................................                   7
CONTRACT VALUATION...................................................................                   8
TRANSFERS............................................................................                   8
    Dollar Cost Averaging Program....................................................                   8
WITHDRAWALS..........................................................................                   8
ADDITIONAL WITHDRAWAL OPTIONS........................................................                   9
DEATH BENEFIT DURING ACCUMULATION PERIOD.............................................                  10
ANNUITY PERIOD
    Annuity Period Elections.........................................................                  11
    Annuity Options..................................................................                  11
    Annuity Payments.................................................................                  12
    Charges Deducted During the Annuity Period.......................................                  12
    Death Benefit Payable During the Annuity Period..................................                  12
TAX STATUS
    Introduction.....................................................................                  13
    Taxation of the Company..........................................................                  13
    Tax Status of the Contract.......................................................                  13
    Contracts Used With Certain Retirement Plans.....................................                  13
    Section 457 Plans................................................................                  14
    Plans of Non-Section 457 Tax-Exempt Organizations and Taxable Organizations......                  15
MISCELLANEOUS
    Voting Rights....................................................................                  16
    Modification of the Contract.....................................................                  16
    Distribution.....................................................................                  16
    Performance Reporting............................................................                  16
    Transfer of Ownership; Assignment................................................                  17
    Delay or Suspension of Payments..................................................                  17
    Legal Matters and Proceedings....................................................                  17

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..................................                  18
APPENDIX I--GUARANTEED ACCUMULATION ACCOUNT..........................................                  19
APPENDIX II--FIXED ACCOUNT...........................................................                  20
APPENDIX III--FIXED PLUS ACCOUNT.....................................................                  21

NO PERSON IS AUTHORIZED BY THE COMPANY TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFERS CONTAINED IN THIS PROSPECTUS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                  DEFINITIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

As used in this Prospectus, the following terms have the meanings shown:

ACCOUNT: A record established for each Participant, as directed by the Contract Holder, to identify contract values during the Accumulation Period.

ACCOUNT YEAR: A period of twelve months measured from the date on which an Account is established (the effective date) or from an anniversary of such effective date.

ACCOUNT VALUE: The total dollar value of amounts held in an Account as of any Valuation Date during the Accumulation Period.

ACCUMULATION PERIOD: The period during which Purchase Payment(s) credited to an Account are invested to fund future annuity payments.

ACCUMULATION UNIT: A measure of the value of each Subaccount before annuity payments begin.

AGGREGATE PURCHASE PAYMENT(S): The sum of all Purchase Payment(s) made under a Contract.

ANNUITANT: The person on whose life or life expectancy the annuity payments are based.

ANNUITY: A series of payments for life, for a definite period or a combination of the two.

ANNUITY PERIOD: The period during which annuity payments are made.

ANNUITY UNIT: A measure of the value of each Subaccount selected during the Annuity Period.

BENEFICIARY: The Contract Holder is the Contract beneficiary.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY (WE, US): Aetna Life Insurance and Annuity Company.

CONTRACTS: The group and individual deferred, variable annuity contracts described in this Prospectus.

CONTRACT BENEFICIARY: The Contract Holder is the Contract Beneficiary.

CONTRACT HOLDER: The entity to which the Contract is issued (generally the employer). The Contract Holder has all right, title and interest in amounts held under the Contract.

CREDITED INTEREST OPTIONS: The fixed interest options under the Contract. The Credited Interest Options currently consist of the Guaranteed Accumulation Account, the Fixed Account and the Fixed Plus Account, each of which is described in an Appendix to this Prospectus. Amounts allocated to the Credited Interest Options are included in the Account Value.

FUND(S): An open-end management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contracts.

HOME OFFICE: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

NON-SECTION 457 PLAN(S): Employer-sponsored deferred compensation plans sponsored by tax-exempt organizations for deferrals not subject to Code Section 457 and by taxable organizations for their employees and/or independent contractors.

PARTICIPANT (YOU): A person participating in a Plan maintained by an eligible organization. Participants have no rights to the assets accumulated under the Plan.

--------------------------------------------------------------------------------
                                DEFINITIONS - 1

PLAN(S): Employer-sponsored deferred compensation plans sponsored by tax-exempt organizations and/or taxable organizations for their employees or independent contractors (or both).

PLAN ACCOUNT: The record established for a Contract Holder of the Net Purchase Payments accumulated under a Contract where Accounts are not maintained.

PLAN BENEFICIARY: The person entitled to receive benefits under the Plan in the event of the Participant's death.

PURCHASE PAYMENT(S): The gross payment(s) made to the Company under a Contract.

PURCHASE PAYMENT PERIOD: For "Installment Purchase Payment Accounts" the period of time for completion of the agreed upon annual number and amount of Purchase Payments. For example, if it is determined that the Purchase Payment Period will consist of 12 payments per year and only 11 payments are made, the Purchase Payment Period is not completed until the twelfth Purchase Payment is made.

SECTION 457 PLAN(S): Employer-sponsored deferred compensation plans sponsored by tax-exempt organizations for deferrals that are subject to Code Section 457 for their employees and/or independent contractors.

SEPARATE ACCOUNT: Variable Annuity Account B, a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company.

SUBACCOUNT(S): The portion of the assets of the Separate Account that is allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.

VALUATION DATE: The date and time at which the value of a Subaccount is calculated. Currently, this calculation occurs at the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.

--------------------------------------------------------------------------------
                                DEFINITIONS - 2

                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTRACTS OFFERED

    The Contracts offered in this Prospectus are group deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the "Company"). The purpose of the Contract is to accumulate values and to provide benefits upon retirement to Participants under:

    (1) Employer-sponsored deferred compensation plans sponsored by tax-exempt organizations for deferrals not subject to Code Section 457 and by taxable organizations for their employees and/or independent contractors ("Non-Section 457 Plans"), and

    (2) Employer-sponsored deferred compensation plans sponsored by tax-exempt organizations for deferrals that are subject to Code Section 457 for their employees and/or independent contractors ("Section 457 Plans").

CONTRACT PURCHASE

    The Contract may be purchased by eligible organizations on behalf of a group made up of their employees and/or independent contractors. An Account is established for eligible employees by completing the enrollment form (and any other required forms) and submitting them to the Company. Purchase Payments can be applied to the Contract either through a lump-sum transfer from a pre-existing plan or through periodic salary reductions or employer contributions. (See "Purchase.")

FREE LOOK PERIOD

    Contract Holders have the right to cancel their Contract within 10 days after receiving it (or as otherwise allowed by state law) by returning it to us along with a written notice of cancellation. Unless state law requires otherwise, the amount received upon cancellation under this provision may reflect the investment performance of the Purchase Payments deposited in the Separate Account while invested. In certain cases, this may be less than the amount of the Purchase Payments. (See "Purchase--Right to Cancel.")

INVESTMENT OPTIONS

    The Company has established Variable Annuity Account B, a registered unit investment trust, for the purpose of funding the variable portion of the Contracts. The Separate Account is divided into subaccounts which invest directly in shares of the Funds described herein. The Contract allows investment in any or all of the Subaccounts, as well as in the Credited Interest Options described below. For a complete list of the Funds available under the Contracts, and a description of the investment objectives of each of the Funds and their investment advisers, see "Investment Options-- The Funds" in this Prospectus, as well as the prospectuses for each of the Funds.

    The Contract also provides for investment in Credited Interest Options, which earn fixed rates of interest. The fixed options available under the Contract are the Guaranteed Accumulation Account ("GAA"), the Fixed Account, and the Fixed Plus Account. (See the Appendices to this Prospectus.)

CHARGES AND DEDUCTIONS

    Certain charges are associated with these Contracts. These charges include daily deductions from the Separate Account (the mortality and expense risk charge and an administrative charge), any annual maintenance fee, and premium and other taxes. The Funds also incur certain fees and expenses which are deducted directly from the Funds. A deferred sales charge may apply upon a full or partial withdrawal of the Account Value. (See the Fee Table and "Charges and Deductions.")

TRANSFERS

    Prior to the Annuity Date, and subject to certain limitations, Account Values may be transferred among the Subaccounts and the Credited Interest Options without charge. Transfers can be requested in writing or by telephone in accordance with the Company's transfer procedures. (See Appendices I, II and III for a full description of the restrictions applicable to transfers from the Credited Interest Options.) (See "Transfers.")

--------------------------------------------------------------------------------
                                  SUMMARY - 1

WITHDRAWALS

    The Contract Holder may withdraw all or a part of the Account Value prior to the Annuity Date by properly completing a disbursement form and sending it to the Company. Limitations apply to withdrawals from the Fixed Plus Account. Certain charges may be assessed upon withdrawal. The withdrawals may also be subject to income tax. (See "Withdrawals.")

    The Contract also offers certain Additional Withdrawal Options during the Accumulation Period to persons meeting certain criteria. Additional Withdrawal Options are not available in all states and may not be suitable in every situation. (See "Additional Withdrawal Options.")

DEATH BENEFIT

    The Contract provides that a Death Benefit is payable to the Contract Beneficiary upon the death of the Participant before the Annuity Date. The Contract Holder may direct that we make such payment to the Plan Beneficiary. The amount of the Death Benefit will be equal to the Account Value. Until the election of a method of payment, the Account Value will remain invested under the Contract. The Contract Holder on behalf of a Plan Beneficiary may elect to receive the proceeds in a lump sum or under any of the payment options available under the Contract. However, the Code requires that distributions begin within a certain time period. (See "Death Benefit During Accumulation Period.")

    After Annuity Payments have commenced, a death benefit may be payable to the Contract Beneficiary depending upon the terms of the Contract and the Annuity Option selected. (See "Annuity Period--Death Benefit Payable During the Annuity Period.")

THE ANNUITY PERIOD

    On the Annuity Date, the Contract Holder, on your behalf, may elect to begin receiving Annuity Payments on either a fixed, variable or combination of fixed and variable basis. If a variable payout is selected, the payments will vary with the investment performance of the Subaccount(s) selected. The Company reserves the right to limit the number of Subaccounts that may be available during the Annuity Period. (See "Annuity Period.")

TAXES

    Contributions and earnings are not generally taxed until paid or made available under the employer's Plan. Withholding for income tax may be imposed on certain withdrawals. (See "Tax Status.")

INQUIRIES

    Questions, inquiries or requests for additional information can be directed to your agent or local representative, or you may contact the Company as follows:

 -  Write to:                                Aetna Life Insurance and Annuity Company
                                             151 Farmington Avenue
                                             Hartford, Connecticut 06156-1277
                                             Attention: Customer Service

 -  Call Customer Service:                   1-800-525-4225 (for automated transfers or changes
                                             in the allocation of Account Values, call:
                                             1-800-262-3862)

--------------------------------------------------------------------------------
                                  SUMMARY - 2

                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Fee Table describes the various charges and expenses associated with the Contract during the Accumulation Period. For amounts deducted during the Annuity Period, see "Charges Deducted During the Annuity Period". No sales charge is paid when the Contract is purchased. Some expenses may vary as explained under "Charges and Deductions." The charges and expenses shown below do not include premium taxes that may be applicable. For more information regarding expenses paid out of assets of a particular Fund, see the Fund's prospectus.

DIRECT CHARGES. These charges are deducted daily from the Account Value. They include:

     DEFERRED SALES CHARGE. The deferred sales charge is deducted as a percentage of the amount withdrawn. The total amount deducted for the deferred sales charge will not exceed 8.5% of the total Purchase Payments applied to the Account. The amount of the deferred sales charge is calculated as follows:

       INSTALLMENT PURCHASE PAYMENT ACCOUNTS

PURCHASE PAYMENT
PERIODS COMPLETED                         DEDUCTION
----------------------------------------  ---------
Less than 5                                    5%
5 or more but less than 7                      4%
7 or more but less than 9                      3%
9 or more but less than 10                     2%
more than 10                                   0%

         SINGLE PURCHASE PAYMENT ACCOUNTS
ACCOUNT YEARS
COMPLETED                                 DEDUCTION
----------------------------------------  ---------
Less than 5                                    5%
5 or more but less than 6                      4%
6 or more but less than 7                      3%
7 or more but less than 8                      2%
8 or more but less than 9                      1%
9 or more                                      0%

ANNUAL CONTRACT MAINTENANCE FEE--Installment Purchase Payment Accounts....................  $   20.00
                              --Single Purchase Payment Accounts..........................  $    0.00

The maintenance fee will generally be deducted annually from each Account during the
Accumulation Period. The amount of maintenance fee may be reduced or eliminated. See
"Charges and Deductions." The amount shown is the MAXIMUM maintenance fee that can be deducted under the Contract.

INDIRECT CHARGES. Each Subaccount pays these expenses out of its assets. The charges are reflected in the Subaccount's daily Accumulation Unit Value and are not charged directly to an Account. They include:

MORTALITY AND EXPENSE RISK FEES...........................................................      1.25%

ADMINISTRATIVE EXPENSE CHARGE. We currently do not impose an Administrative...............      0.00%
Expense Charge. However, we reserve the right to deduct a daily charge from the
Subaccounts, equivalent on an annual basis to not more than 0.25%.
                                                                                            ---------

TOTAL SEPARATE ACCOUNT CHARGES............................................................      1.25%

--------------------------------------------------------------------------------
                                 FEE TABLE - 1

ANNUAL EXPENSES OF THE FUNDS

The following table illustrates the advisory fees and other expenses applicable to the Funds. Except as noted, the following figures are a percentage of average net assets and, except where otherwise indicated, are based on figures for the year ended December 31, 1995. A Fund's "Other Expenses" include operating costs of the Fund. These expenses are reflected in the Fund's net asset value and are not deducted from the Account Value under the Contract.

                                           INVESTMENT
                                            ADVISORY
                                            FEES(1)       OTHER EXPENSES   TOTAL FUND
                                         (AFTER EXPENSE   (AFTER EXPENSE     ANNUAL
                                         REIMBURSEMENT)   REIMBURSEMENT)    EXPENSES
                                         --------------   --------------   -----------
 Aetna Variable Fund
 Aetna Income Shares
 Aetna Variable Encore Fund
 Aetna Investment Advisers Fund, Inc.
 Aetna Ascent Variable Portfolio(2)
 Aetna Crossroads Variable Portfolio(2)
 Aetna Legacy Variable Portfolio(2)
 Alger American Growth Portfolio
 Alger American Small Cap Portfolio
 Calvert Responsibly Invested Balanced
  Portfolio
 Fidelity VIP II Contrafund
  Portfolio(2)
 Fidelity VIP Equity-Income
  Portfolio(3)
 Fidelity VIP Growth Portfolio(3)
 Fidelity VIP Overseas Portfolio
 Janus Aspen Aggressive Growth
  Portfolio(4)
 Janus Aspen Balanced Portfolio(4)
 Janus Aspen Flexible Income
  Portfolio(4)
 Janus Aspen Growth Portfolio(4)
 Janus Aspen Short-Term Bond
  Portfolio(4)
 Janus Aspen Worldwide Growth
  Portfolio(4)
 Lexington Natural Resources Trust
 Neuberger & Berman Growth Portfolio
 Scudder International Portfolio
 TCI Growth(5)

--------------------------
(1) Certain of the unaffiliated Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.
(2)These Funds have only limited operating history; therefore the expenses are estimated for the current fiscal year.
(3) A portion of the brokerage commission the Fund paid was used to reduce its expenses. Without this reduction, total operating expenses would have been ___% for the Equity-Income Portfolio and ___% for the Growth Portfolio.
(4) The expense figures shown are net of certain expense waivers from Janus Capital Corporation. Without such waivers, the Investment Advisory Fees, Other Expenses and Total Mutual Fund Annual Expenses for the Portfolios for the fiscal year ended December 31, 1995 would have been: ___%, ___% and ___%, respectively, for Janus Aspen Aggressive Growth Portfolio; ___%, ___% and ___%, respectively, for Janus Aspen Balanced Portfolio; ___%, ___% and ___%, respectively, for Janus Aspen Flexible Income Portfolio; ___%, ___% and ___%, respectively, for Janus Aspen Growth Portfolio; ___%, ___% and ___%, respectively, for Janus Aspen Short-Term Bond Portfolio; and ___%,
    ___% and ___%, respectively, for Janus Aspen Worldwide Growth Portfolio.
(5) The Portfolio's investment adviser pays all expenses of the Portfolio except brokerage commissions, taxes, interest, fees and expenses of the non-interested directors (including counsel fees) and extraordinary expenses.

--------------------------------------------------------------------------------
                                 FEE TABLE - 2

HYPOTHETICAL ILLUSTRATION (EXAMPLE)

THIS   EXAMPLE  IS   PURELY  HYPOTHETICAL.  IT   SHOULD  NOT   BE  CONSIDERED  A
REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $20.00 that can be deducted under the Contract has been converted to a percentage of assets equal
to    %.

                                                         EXAMPLE A                               EXAMPLE B
                                           -------------------------------------   -------------------------------------
                                           IF  YOU WITHDRAW  YOUR ENTIRE ACCOUNT   IF YOU DO  NOT WITHDRAW YOUR  ACCOUNT
                                           VALUE  AT  THE  END  OF  THE  PERIODS   VALUE, OR IF YOU ANNUITIZE AT THE END
                                           SHOWN, YOU  WOULD PAY  THE  FOLLOWING   OF  THE PERIODS SHOWN,  YOU WOULD PAY
                                           EXPENSES,  INCLUDING  ANY  APPLICABLE   THE  FOLLOWING EXPENSES  (NO DEFERRED
                                           DEFERRED SALES CHARGE:                  SALES CHARGE IS REFLECTED):*
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------   ------   -------   -------   --------
 Aetna Variable Fund
 Aetna Income Shares
 Aetna Variable Encore Fund
 Aetna Investment Advisers Fund, Inc.
 Aetna Ascent Variable Portfolio
 Aetna Crossroads Variable Portfolio
 Aetna Legacy Variable Portfolio
 Alger American Growth Portfolio
 Alger American Small Cap Portfolio
 Calvert Responsibly Invested Balanced
  Portfolio
 Fidelity VIP II Contrafund Portfolio
 Fidelity VIP Equity-Income Portfolio
 Fidelity VIP Growth Portfolio
 Fidelity VIP Overseas Portfolio
 Janus Aspen Aggressive Growth Portfolio
 Janus Aspen Balanced Portfolio
 Janus Aspen Flexible Income Portfolio
 Janus Aspen Growth Portfolio
 Janus Aspen Short-Term Bond Portfolio
 Janus Aspen Worldwide Growth Portfolio
 Lexington Natural Resources Trust
 Neuberger & Berman Growth Portfolio
 Scudder International Portfolio
 TCI Growth

--------------------------
*This Example would not apply if a nonlifetime variable annuity option is selected, and a lump-sum settlement is requested within three years after annuity payments start since the lump-sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)

--------------------------------------------------------------------------------
                                 FEE TABLE - 3

                        CONDENSED FINANCIAL INFORMATION
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE YEARS IN THE TEN-YEAR PERIOD ENDED DECEMBER 31, 1995 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH FINANCIAL STATEMENTS HAVE BEEN AUDITED BY KPMG PEAT MARWICK LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AS OF AND FOR THE YEAR ENDED DECEMBER 31, 1995 AND THE INDEPENDENT AUDITORS' REPORT THEREON, ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                             1995          1994         1993          1992         1991
                                          -----------   ----------   -----------   ----------   -----------

AETNA VARIABLE FUND
Value at beginning of period                              $10.940      $10.378     $84.249       $67.496
Value at end of period                                    $10.698      $10.940     $10.378(2)    $84.249
Increase (decrease) in value of
 accumulation unit(1)                                       (2.21)%       5.41%           (2)      24.82%
Number of accumulation units outstanding
 at end of period                                       11,117,383     879,670       3,107       908,777

AETNA INCOME SHARES
Value at beginning of period                              $11.006      $10.160     $37.815       $32.066
Value at end of period                                    $10.457      $11.006     $10.160(3)    $37.815
Increase (decrease) in value of
 accumulation unit(1)                                       (4.99)%       8.33%           (3)      17.93%
Number of accumulation units outstanding
 at end of period                                       1,988,960      166,913       4,196       427,893

AETNA VARIABLE ENCORE FUND
Value at beginning of period                              $10.223      $10.031     $34.122       $32.431
Value at end of period                                    $10.509      $10.223     $10.031(4)    $34.122
Increase (decrease) in value of
 accumulation unit(1)                                        2.79 %       1.91%           (4)       5.21%
Number of accumulation units outstanding
 at end of period                                       1,822,449       90,782       2,808       548,425

AETNA INVESTMENT ADVISERS
 FUND, INC.
Value at beginning of period                              $11.164      $10.286     $12.717       $10.882
Value at end of period                                    $10.971      $11.164     $10.286(6)    $12.717
Increase (decrease) in value of
 accumulation unit(1)                                       (1.73)%       8.54%           (6)      16.86%
Number of accumulation units outstanding
 at end of period                                       3,541,703      318,711       6,537      1,324,822

ALGER AMERICAN SMALL CAP
 PORTFOLIO
Value at beginning of period                              $10.307      $10.000(7)
Value at end of period                                    $ 9.622      $10.307
Increase (decrease) in value of
 accumulation unit(1)                                       (6.64)%       3.07%
Number of accumulation units outstanding
 at end of period                                         441,809       31,855

CALVERT RESPONSIBLY INVESTED
 BALANCED PORTFOLIO*
Value at beginning of period                              $11.010      $10.296     $10.000(8)
Value at end of period                                    $10.518      $11.010     $10.296
Increase (decrease) in value of
 accumulation unit(1)                                       (4.47)%       6.93%       2.96%
Number of accumulation units outstanding
 at end of period                                             752        1,383          82

JANUS ASPEN AGGRESSIVE
 GROWTH PORTFOLIO
Value at beginning of period                              $10.000 (9)
Value at end of period                                    $10.319
Increase (decrease) in value of
 accumulation unit(1)                                        3.19 %
Number of accumulation units outstanding
 at end period                                            131,702

                                            1990        1989        1988         1987         1986
                                          ---------   ---------   ---------   ----------   ----------
AETNA VARIABLE FUND
Value at beginning of period              $66.174     $51.900     $45.839       $43.994      $37.445
Value at end of period                    $67.496     $66.174     $51.900       $45.839      $43,994
Increase (decrease) in value of
 accumulation unit(1)                        2.00%      27.50%      13.22%         4.19%       17.49%
Number of accumulation units outstanding
 at end of period                         810,126     831,547     887,039     1,020,744    1,273,920
AETNA INCOME SHARES
Value at beginning of period              $29.752     $26.291     $24.734       $23.888      $21.203
Value at end of period                    $32.066     $29,752     $26.291       $24.734      $23.888
Increase (decrease) in value of
 accumulation unit(1)                        7.78%      13.16%       6.29%         3.54%       12.66%
Number of accumulation units outstanding
 at end of period                         358,454     366,176     383,856       377,078      565,148
AETNA VARIABLE ENCORE FUND
Value at beginning of period              $30.285     $28.029     $26.401       $25.028      $23.660
Value at end of period                    $32.431     $30.285     $28.029       $26.401      $25.028
Increase (decrease) in value of
 accumulation unit(1)                        7.09%       8.05%       6.17%         5.49%        5.78%
Number of accumulation units outstanding
 at end of period                         722,438     653,619     720,726       898,557      881,853
AETNA INVESTMENT ADVISERS
 FUND, INC.
Value at beginning of period              $10.423     $10.000(5)
Value at end of period                    $10.882     $10.423
Increase (decrease) in value of
 accumulation unit(1)                        4.40%       4.23%
Number of accumulation units outstanding
 at end of period                         984,798     639,219
ALGER AMERICAN SMALL CAP
 PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units outstanding
 at end of period
CALVERT RESPONSIBLY INVESTED
 BALANCED PORTFOLIO*
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units outstanding
 at end of period
JANUS ASPEN AGGRESSIVE
 GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units outstanding
 at end period

--------------------------------------------------------------------------------
                                AUV HISTORY - 1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                             1995          1994          1993         1992
                                          ----------   ------------   ----------   ----------

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                              $10.000(9)
Value at end of period                                    $ 9.886
Increase (decrease) in value of
 accumulation unit(1)                                       (1.14)%
Number of accumulation units outstanding
 at end of period                                          15,893

LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                              $ 9.716       $10.000(10)
Value at end of period                                    $ 9.079       $ 9.716
Increase (decrease) in value of
 accumulation unit(1)                                       (6.56)%      (2.84)%
Number of accumulation units outstanding
 at end of period                                         141,076        27,908

NEUBERGER & BERMAN GROWTH PORTFOLIO
Value at beginning of period                              $12.990       $10.123    $10.000(8)
Value at end of period                                    $12.199       $12.990    $10.123
Increase (decrease) in value of
 accumulation unit(1)                                       (6.09)%       28.32%      1.23%
Number of accumulation units outstanding
 at end of period                                         228,370        71,556      2,275

SCUDDER INTERNATIONAL PORTFOLIO
Value at beginning of period                              $13.654       $10.051    $10.000(8)
Value at end of period                                    $13.372       $13.654    $10.051
Increase (decrease) in value of
 accumulation unit(1)                                       (2.07)%       35.85%      0.51%
Number of accumulation units outstanding
 at end of period                                         652,630       144,303        324

TCI GROWTH
Value at beginning of period                              $11.159       $10.232    $10.000(11)
Value at end of period                                    $10.883       $11.159    $10.232
Increase (decrease) in value of
 accumulation unit(1)                                       (2.48)%        9.06%      2.32%
Number of accumulation units outstanding
 at end of period                                       1,123,366       261,107      4,284

 (1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

 (2) The Accumulation Unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $85.546. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 1.54%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 3.78%.

 (3) The Accumulation Unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $39.496. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 4.45%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 1.60%.

 (4) The Accumulation Unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $34.828. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 2.07%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 0.31%.

 (5) The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.

 (6) The Accumulation Unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $12.991. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 2.15%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 2.86%.

 (7) The initial Accumulation Unit value was established at $10.000 on September 17, 1993, the date on which the Portfolio became available under the Contract.

 (8) The initial Accumulation Unit value was established at $10.000 on November 2, 1992, the date on which the Fund/Portfolio became available under the Contract.

 (9) The initial Accumulation Unit value was established at $10.000 during October 1994, when the funds were first received in this option.

(10) The initial Accumulation Unit value was established at $10.000 on May 26, 1993, the date on which the Fund became available under the Contract.

(11) The initial Accumulation Unit value was established at $10.000 on August 21, 1992, the date on which the Fund became available under the Contract.

* Formerly Calvert Socially Responsible Series

--------------------------------------------------------------------------------
                                AUV HISTORY - 2

                                  THE COMPANY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company), an Arkansas life insurance company organized in 1954. The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

    The Company is a wholly owned subsidiary of Aetna Retirement Services, Inc., which is in turn a wholly owned subsidiary of Aetna Life and Casualty Company, a diversified financial services company.

                           VARIABLE ANNUITY ACCOUNT B
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The Company established Variable Annuity Account B (the "Separate Account") in 1976 as a segregated asset account for the purpose of funding its variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of "separate account" under federal securities laws. The Separate Account is divided into "subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund.

    Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities arising out of any other business conducted by the Company. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. All obligations arising under the Contracts are general corporate obligations of the Company.

                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FUNDS

    Purchase  Payments may  be allocated  to one or  more of  the Subaccounts as
designated  on  the  Application.  In  turn,  the  Subaccounts  invest  in   the
corresponding Funds at net asset value.

    The Contract Holder may decide to offer only a select number of Funds under its Plan, or it may decide to substitute shares of one Fund for shares of another Fund currently held by the Separate Account. In addition, the availability of Funds may be subject to regulatory authorization. Funds may be added or withdrawn by the Company as permitted by applicable law. Therefore, not all Funds may be available in all jurisdictions, under all Contracts, or in all Plans.

    The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.

-AETNA VARIABLE FUND seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)

-AETNA INCOME SHARES seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)

-AETNA VARIABLE ENCORE FUND seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high quality "money market" instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.

--------------------------------------------------------------------------------

-AETNA INVESTMENT ADVISERS FUND, INC. is a managed fund which seeks to maximize investment return consistent with reasonable safety of principal by investing in one or more of the following asset classes: stocks, bonds and cash equivalents, based on the Company's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

-AETNA GENERATION PORTFOLIOS INC.--AETNA ASCENT VARIABLE PORTFOLIO seeks to provide capital appreciation by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 15 years, and who have a high level of risk tolerance.(1)

-AETNA GENERATION PORTFOLIOS, INC.--AETNA CROSSROADS VARIABLE PORTFOLIO seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized) by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)

-AETNA GENERATION PORTFOLIOS, INC.--AETNA LEGACY VARIABLE PORTFOLIO seeks to provide total return consistent with preservation of capital by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

-ALGER AMERICAN FUND--ALGER AMERICAN GROWTH PORTFOLIO seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities. The Portfolio primarily invests in equity securities which have a market capitalization of $1 billion or greater.(2)

-ALGER AMERICAN FUND--ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO seeks capital return through investment in the common stock of smaller companies offering the potential for significant price gain. The Portfolio invests at least 65% of its net assets in equity securities of companies that have total market capitalization of less than $1 billion at the time of purchase.(2)

-CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO is a non-diversified portfolio that seeks growth of capital through investment in enterprises that make a significant contribution to society through their products and services and through the way they do business.(3)

-FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II--CONTRAFUND PORTFOLIO seeks maximum total return over the long term by investing in securities of companies that are undervalued or out-of-favor.(4)

-FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND--EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the Fund also considers the potential for capital appreciation.(4)

-FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND--GROWTH PORTFOLIO seeks capital appreciation by investing mainly in common stocks, although its investments are not restricted to any one type of security.(4)

-FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND--OVERSEAS PORTFOLIO seeks long-term growth by investing mainly in foreign securities (at least 65% of the Fund's total assets in securities of issuers from at least three countries outside of North America).(4)

-JANUS  ASPEN SERIES--AGGRESSIVE GROWTH PORTFOLIO is a non-diversified portfolio that seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index, which as of ______ included companies with capitalizations between approximately ______ and ______, but which is expected to change on a regular basis.(5)

-JANUS ASPEN SERIES--BALANCED PORTFOLIO seeks both long-term growth of capital and current income. The Portfolio is designed for investors who want to participate in the equity markets through a more moderate investment than a pure growth fund. Investments in income-producing securities are intended to result in a portfolio that provides a more consistent total return than may be attainable through investing solely in growth stocks. The Portfolio is not designed for investors who desire a consistent level of income.(5)

--------------------------------------------------------------------------------

-JANUS ASPEN SERIES--FLEXIBLE INCOME PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by investing 40%-60% of its assets in equity securities selected primarily for their growth potential and 40%-60% of its assets in fixed-income securities. Flexible Income Series may have substantial holdings of debt securities rated below investment grade ("high yield, high risk securities" also commonly known as "junk bonds.") High yield, high risk securities involve certain risks. See the Fund's prospectus for a discussion of these risks.(5)

-JANUS ASPEN SERIES--GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing in common stocks of companies of any size.(5)

-JANUS ASPEN SERIES--SHORT-TERM BOND PORTFOLIO seeks as high a level of current income as is consistent with preservation of capital by investing primarily in short- and intermediate-term fixed income securities.(5)

-JANUS ASPEN SERIES--WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers.(5)

-LEXINGTON NATURAL RESOURCES TRUST is a non-diversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies.(6)

-NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST-- GROWTH PORTFOLIO seek capital appreciation without regard to income. The Portfolio pursues its investment objective by investing in common stocks, often of companies that may be temporarily out of favor in the market.(7)

-SCUDDER VARIABLE LIFE INVESTMENT FUND-- INTERNATIONAL PORTFOLIO seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.(8)

-TCI PORTFOLIOS, INC.--TCI GROWTH (A TWENTIETH CENTURY FUND) seeks capital growth. The Fund seeks to achieve its objective by investing in common stocks (including securities convertible into common stocks) and other securities that meet certain fundamental and technical standards of selection and, in the opinion of the Fund's investment manager, have better than average potential for appreciation.(9)

Investment Advisers for each of the Funds:
 (1) Aetna Life Insurance and Annuity Company
 (2) Fred Alger Management, Inc.
 (3) Calvert Asset Management Company, Inc.
 (4) Fidelity Management & Research Company
 (5) Janus Capital Corporation
 (6) Lexington Management Corporation (adviser);
  Market Systems Research Advisors, Inc. (subadviser)
 (7) Neuberger & Berman Management Incorporated
 (8) Scudder, Stevens & Clark, Inc.
 (9) Investors Research Corporation

    RISKS ASSOCIATED WITH INVESTMENT IN THE FUNDS. Some of the Funds may use instruments known as derivatives as part of their investment strategies. The use of certain derivatives may involve high risk of volatility to a Fund, and the use of leverage in connection with such derivatives can also increase risk of losses. Some of the Funds may also invest in foreign or international securities which involve greater risks than U.S. investments.

    More comprehensive information, including a discussion of potential risks, is found in the respective Fund prospectuses which accompany this Prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives.

    CONFLICTS OF INTEREST (MIXED AND SHARED FUNDING). Shares of the Funds are sold to each of the Subaccounts for funding the variable annuity contracts issued by the Company. Shares of the Funds may also be sold to other insurance companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance contracts issued by the Company or by third parties. This is referred to as "mixed funding."

    Because the Funds available under the Contract are sold to fund variable annuity contracts and variable life insurance policies issued by us or by other companies, certain conflicts of interest could arise. If a conflict of interest were to occur, one of the separate accounts might withdraw its investment in a Fund, which might force that Fund to sell portfolio securities at disadvantageous prices, causing its per share value to decrease. Each Fund's Board

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                                       3
of Directors or Trustees has agreed to monitor events in order to identify any material irreconcilable conflicts which might arise and to determine what action, if any, should be taken to address such conflict.

CREDITED INTEREST OPTIONS

    Purchase Payments may be allocated to one or more of the Credited Interest Options available under the Contract, as described below. The Contract Holder may elect not to offer all Credited Interest Options under its Plan.

- The Guaranteed Accumulation Account (GAA) is a credited interest option through which we guarantee stipulated rates of interest for stated periods of time. Amounts must remain in the GAA for the full guaranteed term to received the quoted interest rates, or a market value adjustment (which may be positive or negative) will be applied. (See Appendix I.)

- The Fixed Account is a part of the Company's general account. The Fixed Account guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates from time to time. Transfers from the Fixed Account are limited. (See Appendix II.)

- The Fixed Plus Account is also a part of the Company's general account and guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates in its discretion. Withdrawals and transfers from the Fixed Plus Account are limited. (See Appendix III.)

                                    PURCHASE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTRACT AVAILABILITY

    The Contracts are designed for (1) employer-sponsored deferred compensation plans sponsored by tax-exempt organizations for deferrals not subject to Section 457 of the Internal Revenue Code of 1986, as amended ("Code") or by taxable organizations for their employees and/or independent contractors ("Non-Section 457 Plans"); or (2) employer-sponsored deferred compensation plans sponsored by tax-exempt organizations for deferrals that are subject to Code Section 457 for their employees and/or independent contractors ("Section 457 Plans"). The Contract is generally owned by the employer, and an Account is established for each Participant, as directed by the Contract Holder, to identify contract values during the Accumulation Period. A Participant's record under the Contract is known as his or her "Account."

    Under Section 457 Plans and Non-Section 457 Plans, the employer has all right, title and interest in the amounts held under the Contract or in the Account. The Contract will be part of the employer's general assets, subject to the claims of its general creditors. Benefits available to you are governed exclusively by the provisions of the Plan and are backed only by the general assets of the employer. Some of the options and elections available under the Contract may not be available to you under the provisions of your Plan. Contact your employer for information regarding your Plan.

CONTRACT PURCHASE

    Eligible organizations may acquire a Contract by submitting an application to the Company. Once we approve the forms, a Contract is issued to the employer as the Contract Holder. You may participate in the Plan by submitting an enrollment form to the Company.

    The Company must accept or reject the application or enrollment form within two business days of receipt. If the application or enrollment form is incomplete, the Company may hold any forms and accompanying Purchase Payments for five days. Purchase Payments may be held for longer periods only with the consent of the Contract Holder or Participant, pending acceptance of the forms. Initial payments held for longer than the five business days will be deposited in the Aetna Variable Encore Fund Subaccount until the forms are completed.

PURCHASE PAYMENTS

    Generally, two types of Purchase Payments may be made under the Contract, and depending upon which type of payment is made, different Accounts may be established for each payment type. Continuing, periodic payments will be placed in "Installment Purchase Payment Accounts." Installment Purchase Payments must be at least $100 per month ($1,200 annually) per Participant. No payment may be less than $25. Lump-sum transfers of amounts accumulated under a pre-existing plan may be placed in

--------------------------------------------------------------------------------

"Single Purchase Payment Accounts" in accordance with the Company's procedures in effect at the time of purchase.

    The Code imposes a maximum limit on annual Purchase Payments which may be excluded from a Participant's gross income for Section 457 Plan Participants. Such limit is generally the lesser of $7,500 or 33 1/3% of your includible compensation (25% of gross compensation).

    For Contracts sold to taxable organizations, this Contract may be aggregated with other Annuity Contracts purchased by the Contract Holder from us (and our affiliates) on or after October 21, 1988 for purposes of determining the taxable portion of payments from this Contract. (See "Tax Status.")

    ALLOCATION OF PURCHASE PAYMENTS. Purchase Payments will initially be allocated to the Subaccounts or Credited Interest Options as specified by the Contract Holder (or you, if authorized by the Contract Holder) on the enrollment form. Changes in such allocation may be made in writing or by telephone transfer. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected during the Accumulation Period. (See "Transfers.")

RIGHT TO CANCEL

    The Contract Holder may cancel participation under the Contract without penalty by returning it to the Company with a written notice of cancellation. In most states, Contract Holders have ten days to exercise this right; some states allow a longer free-look period. When we receive the request for cancellation, we will return the Account Value, unless the laws of the state in which the Contract was issued require that we return the initial Purchase Payment (if greater than the Account Value). In states that do not require a return of Purchase Payments, the purchaser bears the entire investment risk for amounts allocated among the Subaccounts during the free look period. Account Values will be determined as of the Valuation Date on which we receive the request for cancellation at our Home Office.

TRANSFER CREDITS

    The Company may provide a transfer credit on "transferred assets," subject to certain conditions and state approvals. Transferred assets are the value of contributions made on your behalf under this Plan or a prior plan before such amounts are applied to this Contract. The transfer credit equals a percentage of the transferred assets remaining in the Contract after a specified period of time. Once a transfer credit is applied to your Contract, all provisions of the Contract apply. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the Contract, you will be provided with additional information specific to the Contract.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT

    MORTALITY AND EXPENSE RISK CHARGE. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The charge is equal, on an annual basis, to 1.25% of the daily net assets of the Subaccounts and compensates the Company for the assumption of mortality and expense risks under the Contract. The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.

    If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess may be used to recover distribution expense relating to the Contracts and as a source of profit for the Company. The Company expects to make a profit from the mortality and expense risk charge.

    ADMINISTRATIVE CHARGE. The Company reserves the right to make a deduction from each of the Subaccounts for an administrative charge. The administrative charge compensates the Company for administrative expenses that exceed revenues from the maintenance fee described below. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.

--------------------------------------------------------------------------------

    Under the Contract, the amount of the administrative charge may be of an amount equal, on an annual basis, to a maximum of 0.25% of the daily net assets of the Subaccounts. There is currently no administrative charge during the Accumulation Period or Annuity Period. Once an Annuity Option is elected, the charge will be established and will be effective during the entire Annuity Period.

MAINTENANCE FEE

    During   the  Accumulation  Period,  the   Company  will  deduct  an  annual
maintenance fee from each Installment Purchase Payment Account on its anniversary date. The maintenance fee is to reimburse the Company for some of its administrative expenses relating to the establishment and maintenance of the Accounts.

    The maximum maintenance fee that can be deducted under the Contract is $20. However, the maintenance fee may be reduced or eliminated depending upon certain criteria described below. The maintenance fee will be deducted on a pro rata basis from each Subaccount and Credited Interest Option in which the Account is invested. If the Account Value is withdrawn, the full Maintenance Fee will be deducted at the time of withdrawal.

    REDUCTION OR ELIMINATION OF THE MAINTENANCE FEE. The annual maintenance fee may be reduced or eliminated under various conditions as agreed to by us and the Contract Holder in writing. Any reduction or elimination of the annual maintenance fee will reflect differences in administrative costs and services after taking into consideration factors such as the following:

- the size, characteristics, and nature of the group to which a Contract is issued;
- the level of our anticipated expenses in administering the Contract, such as billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values, and any other factors pertaining to the level and expense of administrative services which will be provided under the Contract.

    Any reduction or elimination of maintenance fees will not be unfairly discriminatory against any person. We will make any reduction in annual maintenance fees according to our own rules in effect at the time an Application for a Contract is approved. We reserve the right to change these rules from time to time.

DEFERRED SALES CHARGE

    Full and partial withdrawals of Account Values may be subject to a Deferred Sales Charge. The Deferred Sales Charge is a percentage of the amount withdrawn from the Subaccounts, the Fixed Account or the Guaranteed Accumulation Account and is based on the number of completed Purchase Payment Periods for Installment Purchase Payment Accounts or Account Years for Single Purchase Payment Accounts which have elapsed since the Purchase Payments were made. No Deferred Sales Charge is deducted from amounts withdrawn from the Fixed Plus Account. The amount of the Deferred Sales Charge is determined in accordance with the schedule set forth in the following tables:

        INSTALLMENT PURCHASE PAYMENT ACCOUNTS
                                            DEFERRED
                                              SALES
  PURCHASE PAYMENT                           CHARGE
  PERIODS COMPLETED                         DEDUCTION
  ----------------------------------------  ---------
  Less than 5                                    5%
  5 or more but less than 7                      4%
  7 or more but less than 9                      3%
  9 or more but less than 10                     2%
  more than 10                                   0%


           SINGLE PURCHASE PAYMENT ACCOUNTS
                                            DEFERRED
                                              SALES
  ACCOUNT YEARS                              CHARGE
  COMPLETED                                 DEDUCTION
  ----------------------------------------  ---------
  Less than 5                                    5%
  5 or more but less than 6                      4%
  6 or more but less than 7                      3%
  7 or more but less than 8                      2%
  8 or more but less than 9                      1%
  9 or more                                      0%

    If you transfer the total account value under another deferred compensation annuity contract issued by the Company to an Account under this Contract, the effective date of the new Account will be the same effective date as your former contract for purposes of calculating the applicable deferred sales charge under this Contract.

    A deferred sales charge will not be deducted from any portion of the Account Value which is:

- applied to provide Annuity benefits;

- withdrawn on or after the tenth anniversary of the effective date of the Account or Plan Account;

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                                       6

- paid due to the death of the Participant;

- withdrawn due to the election of an Additional Withdrawal Option (see "Additional Withdrawal Options");

- paid where the Account Value is $3,500 or less and no amount has been withdrawn or used to purchase Annuity benefits during the prior 12 months. If more than one Account is being fully withdrawn on behalf of a Participant, all Account Values will be added together to determine eligibility for the $3,500 exemption. This provision is not available under Plan Accounts (where Accounts are not maintained by the Company) or applicable to the withdrawal of all Accounts under one Contract established with the Company.

- withdrawn from an Installment Purchase Payment Account by a Participant who is at least age 59 1/2 and who has completed nine Purchase Payment Periods.

- for Section 457 Plans only, withdrawn due to a hardship resulting from an unforeseeable emergency, as specified in the Code;

    The deduction for the deferred sales charge will not exceed 8.5% of the total Purchase Payments actually made to the Account. The Company does not
anticipate   that  the   deferred  sales  charge   will  cover   all  sales  and
administrative expenses which it incurs in connection with the Contract; the difference will be covered by the general assets of the Company which are attributable, in part, to the mortality and expense risk charge described above.

    REDUCTION OR ELIMINATION OF THE DEFERRED SALES CHARGE. For a particular Plan, we may reduce, waive or eliminate the deferred sales charge. Any reduction, waiver or elimination of such charges will reflect differences or expected differences in the amounts of unrecovered distribution costs or services of the types that the charge is intended to defray. When considering whether to reduce or eliminate such charges or to grant such a waiver, we will take into account factors which may include the following:

- the number of participants under the Plan;

- the expected level of assets or cash flow under the Plan;

- the level of agent involvement in sales activities;

- the level of our sales-related expenses;

- the specific distribution provisions under the Plan;

- the Plan's purchase of one or more other variable annuity contracts from us and the features of those contracts;

- the level of employer involvement in determining eligibility for distributions under the Contract; and

- our assessment of financial risk to the Company relating to surrenders.

    Any reduction, waiver or elimination of deferred sales charges will not be unfairly discriminatory against any person.

    We may also negotiate provisions regarding the deferred sales charge with respect to Contracts issued to certain employer groups or associations which have negotiated on behalf of its employees. All variations in, or elimination of, provisions regarding the deferred sales charge resulting from such negotiations will be offered uniformly to all employees within the group. For specific information on fees applicable to your Account please call the number listed under the "Inquiries" section.

    We will make any reduction in deferred sales charge according to our own rules in effect at the time an Application for a Contract is approved. We reserve the right to change these rules from time to time.

FUND EXPENSES

    Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or "management" fee. The expenses of the Funds are illustrated in the Fee Table in this Prospectus and described more fully in the accompanying Fund prospectuses.

PREMIUM AND OTHER TAXES

    Several states and municipalities impose a premium tax on Annuities. These taxes currently range from 0% to 4%. The Company reserves the right to deduct premium tax against Purchase Payments or Account Values at any time, but no earlier than when we have a tax liability under state law. The Company's current practice is to deduct for premium taxes at the time of complete withdrawal or annuitization. In addition to the premium tax, the Company reserves the right to assess a charge for any state or federal taxes due against the Contract or the Separate Account assets.

--------------------------------------------------------------------------------

                               CONTRACT VALUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ACCOUNT VALUE

    Until the Annuity Date, the Account Value is the total dollar value of amounts held in the Account as of any Valuation Date. The Account Value at any given time is based on the value of the units held in each Subaccount, plus the value of amounts held in any of the Credited Interest Options.

ACCUMULATION UNITS

    The value of your interests in a Subaccount is expressed as the number of "Accumulation Units" that you hold multiplied by an "Accumulation Unit Value" (or "AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor of that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date. (See "Net Investment Factor" below.) The Accumulation Unit Value will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of mortality and expense risk charges and the administrative charge (if any).

    Initial Purchase  Payments will  be credited  to your  Account as  described under "Contract Purchase." Each subsequent Purchase Payment (or amount transferred) will be credited to your Account at the AUV computed on the next Valuation Date following our receipt of your payment or transfer request. The value of an Accumulation Unit may increase or decrease.

NET INVESTMENT FACTOR

    The net investment factor is used to measure the investment performance of a Subaccount from one Valuation Date to the next. The net investment factor for a Subaccount for any valuation period is equal to the sum of 1.0000 plus the net investment rate. The net investment rate equals:

    (a) the net assets of the Fund held by the Subaccount on the current Valuation Date, minus

    (b) the net assets of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus

    (c) taxes or provisions for taxes, if any, attributable to the operation of the Subaccount, divided by

    (d)  the AUV of the Subaccount on the preceding Valuation Date, minus

    (e) a daily charge at the annual effective rate of 1.25% for mortality and expense risks and up to 0.25% as an administrative expense charge (currently 0%).

    The net investment rate may be either positive or negative.

                                   TRANSFERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    At any time prior to the Annuity Date, the Contract Holder, or you (if permitted by the Contract Holder), can transfer amounts held under the Contract from one Subaccount to another. Transfers between the Credited Interest Options and the Subaccounts are subject to certain restrictions. (See Appendices I, II and III.) A request for transfer can be made either in writing or by telephone. The telephone transfer privilege is available automatically; no special election is necessary. All transfers must be in accordance with the terms of the Contract and your Plan, as applicable.

    The Company currently allows unlimited transfers of accumulated amounts to available investment options without charge, provided that the transfer amount is not less than $500. However, the total number of investment options that may be selected during the Accumulation Period may be limited, as set forth on your enrollment materials. Any transfer will be based on the Accumulation Unit Value next determined after the Company receives a valid transfer request at its Home Office. Transfers are currently not available during the Annuity Period;
however, they may be available beginning later in 1996. (See "Annuity Period--Annuity Options.")

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                                       8

DOLLAR COST AVERAGING PROGRAM

    You may establish automated transfers of Account Values on a monthly or quarterly basis through the Company's Dollar Cost Averaging Program, if available under your Plan. Dollar Cost Averaging is a system for investing a fixed amount of money at regular intervals over a period of time. Dollar Cost Averaging does not ensure a profit nor guarantee against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information, please refer to the Inquiries Section of the Prospectus Summary which describes how you can obtain further information.

                                  WITHDRAWALS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Subject to the limitations on withdrawals from the Fixed Plus Account, the Contract Holder may withdraw all or a portion of the Account Value at any time during the Accumulation Period. To request a withdrawal, the Contract Holder, on your behalf, must property complete a disbursement form and send it to our Home Office. Payments for withdrawal requests will be made in accordance with SEC requirements, but normally not later than seven calendar days following our receipt of a disbursement form.

    Withdrawals may be requested in one of the following forms:

-FULL WITHDRAWAL OF THE CONTRACT OR AN ACCOUNT: The amount paid for a full withdrawal will be the Account Value(s) allocated to the Subaccounts, the Guaranteed Accumulation Account (plus or minus a market value adjustment) (see Appendix I), and the Fixed Account, minus any applicable deferred sales charge and maintenance fee due, plus the amount available for withdrawal from the Fixed Plus Account (see Appendix III).

-PARTIAL WITHDRAWALS (Percentage): The amount paid will be the percentage of the Account Value(s) requested minus any applicable deferred sales charge; however, the amount available for withdrawal from the Fixed Plus Account is limited (see Appendix III).

-PARTIAL WITHDRAWAL (Specified Dollar Amount): The amount paid will be the dollar amount requested. However, the amount withdrawn from the Account will equal the amount requested plus any applicable deferred sales charge. The amount available for withdrawal from the Fixed Plus Account is limited (see Appendix III).

    For any partial withdrawal, the value of the Accumulation Units canceled will be withdrawn proportionately from the Subaccounts or Credited Interest Options in which Purchase Payments are allocated, unless otherwise requested in writing by the Contract Holder. All amounts paid will be based on Account Values as of the next Valuation Date after we receive a request for withdrawal at our Home Office, or on such later date as the disbursement form may specify.

                         ADDITIONAL WITHDRAWAL OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The Company offers certain withdrawal options under the Contract that are not considered annuity options ("Additional Withdrawal Options"). To exercise these options, the Account Value must meet the minimum dollar amounts and age criteria applicable to that option.

    The Additional Withdrawal Options currently available under the Contract include the following:

-SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of partial withdrawals from the Account based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract.

-ECO--ESTATE   CONSERVATION  OPTION.  ECO  is  available  to  Section  457  Plan
 Participants only. It offers the same investment flexibility as SWO but is designed for those who want to receive only the minimum distribution that the Code requires each year. Under ECO, the Company calculates the minimum distribution amount required by law at age 70 1/2 (or retirement, if later, for church plans), and pays you that amount once a year. (See "Tax Status.")

    Other Additional Withdrawal Options may be added from time to time. Additional information relating to any

--------------------------------------------------------------------------------
of  the  Additional  Withdrawal  Options   may  be  obtained  from  your   local
representative or from the Company at its Home Office.

    If you select one of the Additional Withdrawal Options, the Account will retain all of the rights and flexibility permitted under the Contract during the Accumulation Period. The Account Value will continue to be subject to the charges and deductions described in this Prospectus.

    Once elected, an Additional Withdrawal Option may be revoked by the Contract Holder at any time by submitting a written request to our Home Office. Any revocation will apply only to the amount not yet paid. Once an option is revoked, it may not be elected again, nor may any other Additional Withdrawal Options be elected. The Company reserves the right to discontinue the availability of one or all of these Additional Withdrawal Options at any time, and/or to change the terms of future elections. To determine whether the Additional Withdrawal Options are available under your Plan, and to assess the terms and conditions that may apply, you should check with your employer. Any pay-out election that you make under a deferred compensation plan must be irrevocable.

                    DEATH BENEFIT DURING ACCUMULATION PERIOD
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--------------------------------------------------------------------------------

    The Contract provides that a death benefit is payable to the Contract Beneficiary(ies) upon the death of the Participant before the Annuity Date. The Contract Holder may direct that we make such payment to the Plan Beneficiary. The amount of the death benefit will be equal to the Account Value. Death benefit proceeds may be paid to the beneficiary:

- in a lump sum;

- in accordance with any of the Annuity Options available under the Contract; or

- under any Additional Withdrawal Options available under the Contract (if the Plan Beneficiary is your spouse).

    The Contract Holder on behalf of a Plan Beneficiary may instead elect to leave the Account Value invested in the Contract. However, the Code limits how long the death benefit proceeds may be left in this option (see below).

    When paying the Contract Beneficiary, we will determine the Account Value on the Valuation Date following the date on which we receive proof of death acceptable to the Company. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the Contract Beneficiary within seven days after we receive proof of death.

    The Code requires that distribution of death proceeds begin within a certain period of time. For NON-SECTION 457 PLANS, if required by the Code, the entire value must be distributed within five years after the date of death unless an Annuity option is elected within one year.

    For SECTION 457 PLANS, generally, either payments must begin by December 31 of the year following the year of your death, or the entire value of your benefits must be distributed by December 31 of the fifth year following the year of your death. If your Plan Beneficiary is your spouse, he or she is not required to begin distributions until the year you would have attained age 70 1/2. In no event may payments extend beyond the life expectancy of the Plan Beneficiary or any period certain greater than the Plan Beneficiary's life expectancy.

    If no elections are made, no distributions will be made. Failure to commence distributions within the above time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. (See "Tax Status.")

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                                       10

                                 ANNUITY PERIOD
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--------------------------------------------------------------------------------

ANNUITY PERIOD ELECTIONS

    For Section 457 Plans, the Code generally requires that minimum annual distributions of the Account Value must begin by April 1st of the calendar year following the calendar year in which a Participant attains age 70 1/2. In addition, distributions must be in a form and amount sufficient to satisfy the Code requirements. These requirements may be satisfied by the election of certain Annuity Options or Additional Withdrawal Options. (See "Tax Status.")

    At least 30 days prior to the Annuity Date, the Contract Holder must notify us in writing of the following:

- the date on which you would like to start receiving annuity payments;

- the Annuity Option under which you want your payments to be calculated and paid;

- whether the payments are to be made monthly, quarterly, semi-annually or annually; and

- the investment option(s) used to provide annuity payments (i.e., a fixed annuity using the general account or any of the Subaccounts available at the time of annuitization). As of the date of this Prospectus, Aetna Variable Fund, Aetna Income Shares and Aetna Investment Advisers Fund, Inc. are the only Subaccounts available; however, additional Subaccounts may be available under some Annuity Options in the future (See "Annuity Options").

Annuity payments will not begin until an Annuity Option has been selected. Until a date and option are elected, the Account or Plan Account will continue in the Accumulation Period. Once annuity payments begin, the Annuity Option may not be changed, nor may transfers be made among the investment options(s) selected. (See "Annuity Options" below for more information about transfers during the Annuity Period.)

ANNUITY OPTIONS

    The Contract Holder may choose one of the following Annuity Options:

LIFETIME ANNUITY OPTIONS:

-OPTION 1--Life Annuity--An annuity with payments ending on the Annuitant's death.

-OPTION 2--Life Annuity with Guaranteed Payments-- An annuity with payments guaranteed for 5, 10, 15 or 20 years, or such other periods as the Company may offer at the time of annuitization.

-OPTION 3--Life Income based Upon the Lives of Two Payees--An annuity will be paid during the lives of the Annuitant and a second Annuitant, with 100%, 66 2/3% or 50% of the payment to continue after the first death, or 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

-OPTION 4--Life Income based Upon the Lives of Two Payees--An annuity with payments for a minimum of 120 months, with 100% of the payment to continue after the first death.

    If Option 1 or 3 is elected, it is possible that only one Annuity Payment will be made if the Annuitant under Option 1, or the surviving Annuitant under Option 3, should die prior to the due date of the second Annuity Payment. Once lifetime Annuity payments begin, the Annuitant cannot elect to receive a lump-sum settlement.

NONLIFETIME ANNUITY OPTIONS:

-OPTION 1--Payments for a Specified Period--payments will continue for a specified period of time, as provided for under your Contract.

    Under the nonlifetime option, the type of annuity (fixed or variable) and the number of years that may be selected are determined by the investment options used prior to annuitization. For amounts held in the Fixed Plus Account, the annuity must be paid on a fixed basis and payments may be made for 5-30 years. For amounts held in the Subaccounts, the Guaranteed Accumulation Account or the Fixed Account, an annuity may be selected on a fixed or variable basis and payments may be made for 3-30 years. If this option is elected on a variable basis, the Contract Holder may request at any time during the payment period that the present value of all or any portion of the remaining variable payments be paid in one sum. However, any lump-sum elected before three years of payments have been completed will be treated as a withdrawal during the Accumulation Period and any applicable deferred sales charge will be assessed. (See "Charges and Deductions--Deferred Sales Charge.") The

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                                       11
nonlifetime options is not available on a variable basis under a Contract which provides for immediate Annuity benefits.

    We may also offer additional Annuity Options under the Contract from time to time. Beginning in May 1996, the Company expects to offer additional Annuity Options and enhanced versions of the Annuity Options listed above. These additional Annuity Options and enhanced versions of the existing options will have additional Subaccounts available and will allow transfers between Subaccounts during the Annuity Period. (Additional Subaccounts and transfer capability are expected during the second half of 1996.) Such additional or enhanced options will be made available by an endorsement to the Contract, which will include the guaranteed annuity payout rates and other terms applicable to such options. (Depending on which guaranteed payout rates apply to the existing options, the guaranteed payout rates for the new and enhanced options will be the same or lower.) Please refer to the Contract, or call the number listed in the "Inquiries" section of the Prospectus Summary, to determine which options are available and the terms of such options. It is not expected that these additional or enhanced options will be made available to those who have already commenced receiving Annuity Payments.

ANNUITY PAYMENTS

    DATE PAYOUTS START. When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95. Annuity payments may not extend beyond (a) the life of the Annuitant, (b) the joint lives of the Annuitant and beneficiary, (c) a period certain greater than the Annuitant's life expectancy, or (d) a period certain greater than the joint life expectancies of the Annuitant and beneficiary.

    AMOUNT OF EACH ANNUITY PAYMENT. The amount of each payment depends on the size of the Account Value, how you allocate it between fixed and variable payouts, and the annuity option chosen. No election may be made that would result in the first Annuity payment of less than $20, or total yearly Annuity payments of less than $100. If the Account or Plan Account Value on the Annuity Date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

    If Annuity Payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate selected (3 1/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis. Annuity Payments would decline if the rate were below 5%. Use of the 3 1/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the Statement of Additional Information for further discussion on the impact of selecting an assumed net investment rate.)

CHARGES DEDUCTED DURING THE ANNUITY PERIOD

    We make a daily deduction for mortality and expense risks from any amounts held on a variable basis. Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk. We may also deduct a daily administrative charge from amounts held under the variable options. (See "Charges and Deductions.")

DEATH BENEFIT PAYABLE DURING THE
ANNUITY PERIOD

    If an Annuitant dies after Annuity Payments have begun, any death benefit payable will depend on the terms of the Contract and the Annuity Option selected. If Option 1 or Option 3 was elected, Annuity Payments will cease on the death of the Annuitant under Option 1 or the death of the surviving Annuitant under Option 3.

    If Lifetime Option 2 or Option 4 was elected and the death of the Annuitant under Option 2, or the surviving Annuitant under Option 4, occurs prior to the end of the guaranteed minimum payment period, we will pay to the beneficiary in a lump sum, unless otherwise requested, the present value of the guaranteed annuity payments remaining.

    If the nonlifetime option was elected, and the Annuitant dies before all payments are made, the value of any remaining payments may be paid in a lump-sum to the Plan beneficiary (unless otherwise requested), and no deferred sales charge will be imposed.

    For Non-Section 457 Plans, if required by the Code, and there is a death benefit payable under the Annuity Option elected, the remaining values must be distributed at least as rapidly as under the original method of distribution.

    For Section 457 Plans, if there is a death benefit payable under the Annuity Option elected, Annuity

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                                       12

Payments must be distributed to your beneficiary at least as rapidly as under the original method of distribution and in substantially nonincreasing amounts.

    Any lump-sum payment paid under the applicable lifetime or nonlifetime Annuity options will be made within seven calendar days after proof of death acceptable to us, and a request for payment are received at our Home Office.

    The value of any death benefit proceeds will be determined as of the next Valuation Date after we receive acceptable proof of death and a request for payment. Under Options 2 and 4, such value will be reduced by any payments made after the date of death.

                                   TAX STATUS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INTRODUCTION

    The following provides a general discussion and is not intended as tax advice. This discussion reflects the Company's understanding of current federal income tax law. Such laws may change in the future, and it is possible that any change could be retroactive (i.e., effective prior to the date of the change). The Company makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract. The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefit to the Contract Holder, Participant or Beneficiary may depend upon the tax status of the individual concerned. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction.

TAXATION OF THE COMPANY

    The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate from the Company, it will not be taxed separately as a "regulated investment company" under the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Accounts investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

    The Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

TAX STATUS OF THE CONTRACT

    With respect to contracts sold to taxable organizations, Section 817(h) of the Code requires that the investments of the Funds be "adequately diversified" in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts with federal tax law. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Fund's assets may be invested.

    In certain circumstances, owners of variable annuity contracts that are taxable organizations may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In these circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. One of the circumstances that has raised this issue is the number of funding options available under the Contract. The Company reserves the right to modify the Contract as necessary to attempt to prevent a Contract Holder from being considered the owner of a pro rata share of the assets of the Separate Account.

CONTRACTS USED WITH CERTAIN RETIREMENT PLANS

    IN GENERAL:  The Contract may be purchased and used in connection with:

    (1) Employer-sponsored deferred compensation plans sponsored by tax-exempt organizations for deferrals not subject to Code Section 457 and by taxable organizations for their employees and/or independent contractors; and

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                                       13

    (2) Employer-sponsored deferred compensation plans sponsored by tax-exempt organizations for deferrals that are subject to Code Section 457 for their employees and/or independent contractors.

    The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Participants as well as beneficiaries are cautioned that the rights of any person to any benefits under the Contracts may be subject to the terms and conditions of the plans themselves, in addition to the terms and conditions of the Contract issued in connection with such plans. Some retirement plans are subject to distribution and other requirements that are not incorporated in the provisions of the Contracts. Purchasers are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable laws and should consult their legal counsel and tax adviser regarding the suitability of the Contract.

SECTION 457 PLANS

    Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. These plans are subject to various restrictions on contributions and distributions. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and reportable to the IRS as taxable income. This includes payments for death benefits, periodic and nonperiodic distribution. Also, all amounts except death benefit proceeds are subject to federal income tax withholding as wages. If we make payments directly to a Participant on behalf of the employer as Contract Holder, we will withhold federal taxes (state taxes, if applicable).

    The Code imposes a maximum limit on annual Purchase Payments which may be excluded from your gross income. For Section 457 Plan Participants, such limit is generally the lesser of $7,500 or 33 1/3% of your includible compensation (25% of gross compensation).

    MINIMUM DISTRIBUTION REQUIREMENTS: The Code has required distribution rules for Section 457 Plans. Distributions must generally begin by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. For governmental or church plans, distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later.

    In general, annuity payments must be distributed over your life or the joint lives of you and your beneficiary, or over a period not greater than your life expectancy or the joint life expectancies of you and your Plan Beneficiary. Also, any distribution payable over a period of more than one year must be made in substantially non-increasing amounts.

    If you die after the required minimum distribution has commenced, distributions to your Plan Beneficiary must be made at least as rapidly as under the method of distribution in effect at the time of your death. However, if the minimum required distribution is calculated each year based on your single life expectancy or the joint life expectancies of you and your Plan Beneficiary, the regulations for Code Section 401(a)(9) provide specific rules for calculating the minimum required distributions at your death. For example, if you have elected ECO with the calculation based on your single life expectancy, and the life expectancy is recalculated each year, your recalculated life expectancy becomes zero in the calendar year following your death and the entire remaining interest must be distributed to your beneficiary by December 31 of the year following your death. The rules are complex and you should consult your tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

    If you die before the required minimum distribution has commenced, your entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. Alternatively, payments may be made over the life of the Plan Beneficiary or over a period not extending beyond the life expectancy of the Plan Beneficiary (not to exceed 15 years for a non-spousal beneficiary) provided the distribution begins by December 31 of the calendar year following the calendar year of your death, or December 31 of the calendar year in which you would have attained age 70 1/2.

    If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

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                                       14

PLANS OF NON-SECTION 457 TAX-EXEMPT ORGANIZATIONS AND TAXABLE ORGANIZATIONS

    Effective January 1, 1987, rules applicable to deferred compensation plans of state and local governments (Section 457 of the Code) were extended to deferred compensation plans sponsored by tax-exempt employers. While no limitation is imposed on deferrals under deferred compensation plans of taxable employers, each Participant in a plan subject to Section 457 has a maximum allowable annual deferral of $7,500 or 33 1/3% of the Participant's includible compensation (25% of gross compensation). However, the Code does allow the following "grandfathering" provisions for those who were Participants in tax-exempt employer deferred compensation plans, as of August 16, 1986.

(1) Section 457 shall not apply to amounts deferred from taxable years beginning before January 1, 1987.

(2) Section 457 shall not apply to amounts deferred from taxable years beginning after December 31, 1986 provided (a) a deferral agreement was in writing on August 16, 1986, and (b) as of August 16, 1986, the agreement provided for a deferral of a fixed amount or of an amount determined pursuant to a fixed formula, and (c) the agreement has not been modified as to amount or formula after August 16, 1986.

    Only individuals may  participate under a  Section 457 Plan  subject to  the
Section 457 rules. Therefore, corporations may not participate in tax-exempt employer deferred compensation plans unless they qualify under the "grandfathering" provisions.

    Any reference in this prospectus to Section 457 Plans relates only to contributions subject to Section 457 of the Code and these references do not apply to "grandfathered" contributions.

    In general, all amounts received under these Plans are taxable and, except for death benefit payments, are subject to federal income tax withholding as wages. This includes payments for periodic and nonperiodic distributions. Under Plans sponsored by taxable organizations, such payments made to a Participant are generally deductible by the Contract Holder as compensation paid to the Participant. If we make payments directly to a Participant or beneficiary on behalf of the employer as Contract Holder, we will report to the IRS the taxable income and we will withhold federal taxes (and state taxes, if applicable) for payments to Participants.

    The owner of a Contract who is not a natural person must generally include in income any increase in the excess of the Account Value over the "investment in the contract" during the taxable year. There are some exceptions to this rule and prospective owners that are not natural persons may wish to discuss this with a competent tax advisor.

    For contracts sold to taxable organizations, Section 72(e)(11) of the Code provides that Annuity Contracts issued by the same insurer (and its affiliates) to the same Contract Holder during a calendar year shall be treated as a single Annuity Contract. This means that any amount received under this Contract, or any other Contract subject to this provision, prior to the Contract's Annuity starting date will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such Contracts. For purposes of this section, immediate Annuity Contracts, and Contracts used to fund qualified pension and profit-sharing plans under Section 401(a) of the Code, Annuity plans under Sections 403(a) or 403(b) of the Code, and individual retirement annuities and accounts under Section 408 of the Code are not aggregated.

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                                       15

                                 MISCELLANEOUS
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VOTING RIGHTS

    Each Contract Holder may direct us in the voting of shares at meetings of shareholders of the appropriate Fund(s). The number of votes to which each Contract Holder may give direction will be determined as of the record date.

    The number of votes each Contract Holder is entitled to direct with respect to a particular Fund during the Accumulation Period is equal to the portion of the current value of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the valuation reserve applicable to the portion of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized. Where the value of the Contract or valuation reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund.

    Each Contract Holder will receive a notice of each meeting of shareholders of that Fund, together with any proxy solicitation materials, and a statement of the number of votes attributable to the Contract. Votes attributable to Contract Holders who do not direct us will be cast by us in the same proportion as the votes for which we have received directions.

MODIFICATION OF THE CONTRACT

    The Company may change the Contract as required by federal or state law. In addition, the Company may, upon 30 days written notice to the Contract Holder, make other changes to group Contracts that would apply only to individuals who become Participants under that Contract after the effective date of such changes. If the Contract Holder does not agree to a change, no new Participants will be covered under the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

DISTRIBUTION

    The Company will serve as Underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. (NASD). As Underwriter, the Company will contract with one or more registered broker-dealers ("Distributors"), including at least one affiliate of the Company, to offer and sell the Contracts. All persons offering and selling the Contracts must be registered representatives of the Distributors and must also be licensed as insurance agents to sell Variable Annuity Contracts. These registered representatives may also provide services to Participants in connection with establishing their Accounts under the Contract.

    Persons offering and selling the Contracts may receive commissions in connection with the sale of the Contracts. The maximum percentage amount that the Company will ever pay as commission with respect to any given Purchase Payment is with respect to those made during the first year of Purchase Payments under an Account. That percentage amount will range from 1% to 6% of those Purchase Payments. The Company may also pay renewal commissions on Purchase Payments made after the first year and, under group contracts, asset-based service fees. The average of all payments made by the Company is estimated to equal approximately 3% of the total Purchase Payments made over the life of an average Contract. The Company may also reimburse the Distributor for certain actual expenses. The name of the Distributor and the registered representative responsible for your Account are set forth on your enrollment form. Commissions and sales related expenses are paid by the Company and are not deducted from Purchase Payments. See "Charges and Deductions--Deferred Sales Charge."

    Occasionally, we may pay commissions and fees to Distributors which are affiliated or associated with the Contract Holder or the Participants. We may also enter into agreements with some entities associated with the Contract Holder or Participants in which we would agree to pay the entity for certain services in connection with administering the Contracts. In both these circumstances there may be an understanding that the Distributor or entity would endorse the Company as a provider of the Contract. You will be notified if you are purchasing a Contract that is subject to these arrangements.

PERFORMANCE REPORTING

    From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by

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                                       16
the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since inception, if less than ten years). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charge (if any) and any applicable deferred sales charge). "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year to date and three-year periods.

    The Company may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

TRANSFER OF OWNERSHIP; ASSIGNMENT

    No assignment of a Contract will be binding on us unless made in writing and sent to us at our Home Office. The Company will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If the Company fails to follow its procedures, it would be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the Owner and the interest of the Annuitant and any Beneficiary will be subject to the rights of any assignee of record.

DELAY OR SUSPENSION OF PAYMENTS

    The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or when trading on the Exchange is restricted; (b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or is not reasonably practicable for the value of the Subaccount's assets; or (c) during such other periods as the SEC may by order permit for the protection of investors The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

LEGAL MATTERS AND PROCEEDINGS

    The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Susan E. Bryant, Esq., Counsel to the Company.

--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Statement of Additional Information contains more specific information on the Separate Account and the Contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

        General Information and History
        Variable Annuity Account B
        Offering and Purchase of Contracts
        Performance Data
            General
            Average Annual Total Return Quotations
        Annuity Payments
        Dollar Cost Averaging
        Sales Material and Advertising
        Independent Auditors
        Financial Statements of the Separate Account
        Financial Statements of the Company

--------------------------------------------------------------------------------

                                   APPENDIX I
                        GUARANTEED ACCUMULATION ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE GUARANTEED ACCUMULATION ACCOUNT ("GAA") IS A CREDITED INTEREST OPTION AVAILABLE DURING THE ACCUMULATION PERIOD UNDER THE CONTRACTS OFFERED BY THIS PROSPECTUS. AMOUNTS ALLOCATED TO GAA ARE HELD IN A NONINSULATED, NONUNITIZED SEPARATE ACCOUNT. THIS APPENDIX IS A SUMMARY OF GAA AND IS NOT INTENDED TO REPLACE THE GAA PROSPECTUS. YOU SHOULD READ THE ACCOMPANYING GAA PROSPECTUS CAREFULLY BEFORE INVESTING.

    GAA is a credited interest option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to GAA. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield over the period of one year. This option guarantees the minimum interest rate specified in the Contract.

    During a specified period of time (the "deposit period"), amounts may be applied to any or all available Guaranteed Terms within the Short-Term and Long-Term Classifications. Short-Term GAA has Guaranteed Terms from one to three years, and Long-Term GAA has Guaranteed Terms from three to ten years.

    Purchase Payments must remain in GAA for the full Guaranteed Term to receive the quoted interest rates. Withdrawals or transfers from a Guaranteed Term before the end of that Guaranteed Term may be subject to a market value adjustment ("MVA"). An MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases, and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in you receiving an amount that is less than the amount paid into GAA.

    As a Guaranteed Term matures, assets accumulating under GAA may be (a) transferred to a new Guaranteed Term, (b) transferred to the other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge and/or federal tax liabilities.

    By notifying us at our Home Office at least 30 days prior to the Annuity Date, you may elect a variable annuity and have amounts that have been accumulating under GAA transferred to one or more of the Subaccounts available during the Annuity Period. GAA cannot be used as an investment option during the Annuity Period.

MORTALITY AND EXPENSE RISK CHARGES

    We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS

    Amounts applied to a Guaranteed Term during a deposit period may not be transferred to any other funding option or to another Guaranteed Term during that deposit period or for 90 days after the close of that deposit period. Transfers are permitted from Guaranteed Terms of one Classification to available Guaranteed Terms of another Classification. We will apply an MVA to GAA transfers made before the end of a Guaranteed Term. Transfers of GAA values due to a maturity are not subject to an MVA.

--------------------------------------------------------------------------------

                                  APPENDIX II
                                 FIXED ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING SUMMARIZES MATERIAL INFORMATION CONCERNING THE FIXED ACCOUNT. AMOUNTS ALLOCATED TO THE FIXED ACCOUNT ARE HELD IN THE COMPANY'S GENERAL ACCOUNT THAT SUPPORTS GENERAL INSURANCE AND ANNUITY OBLIGATIONS. INTERESTS IN THE FIXED ACCOUNT HAVE NOT BEEN REGISTERED WITH THE SEC IN RELIANCE ON EXEMPTIONS UNDER THE SECURITIES ACT OF 1933, AS AMENDED. DISCLOSURE IN THE PROSPECTUS REGARDING THE FIXED ACCOUNT, MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF SUCH STATEMENTS. DISCLOSURE IN THIS APPENDIX REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE SEC.

    The Fixed Account guarantees the minimum interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The current rate is subject to change at any time, but will never fall below the guaranteed minimum. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under the Fixed Account, the Company assumes the risk of investment gain or loss by guaranteeing Account Values and promising a minimum interest rate and Annuity Payment.

    Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to six months, or (b) as provided by federal law.

    In addition, if allowed by state law, the Company may pay any Fixed Account withdrawal value in equal payments, with interest, over a period not to exceed 60 months, when:

(a) the Fixed Account withdrawal value for the Contract or for the total of the Accounts under the Contract exceeds $250,000 on the day prior to the withdrawal; and

(b) the sum of the current Fixed Account withdrawal and the total of all Fixed Account withdrawals from the Contract or any Account under the Contract within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day prior to the current withdrawal.

    Interest, as used above, will not be more than two percentage points below any rate determined prospectively by the Board of Directors for this class of Contract. In no event will the interest rate be less than the minimum stated in the Contract.

    Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account.

    The Fixed Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

    If a withdrawal is made from the Fixed Account, a deferred sales charge may apply. See "Charges and Deductions-- Deferred Sales Charge."

TRANSFERS AMONG INVESTMENT OPTIONS
    Transfers from the Fixed Account to any other available investment option(s) are allowed in each calendar year during the Accumulations Period. There is no limit to the number of transfers that you can make out of the Fixed Account in a calendar year; however the amount you are allowed to transfer from the Fixed Account is the current value of your Fixed Account multiplied by the current maximum percentage of the transfer allowed (the "window") minus any previous transfers made during the calendar year. Transfers to the Fixed Plus Account (if available under the Contract) will be permitted without regard to this limitation.

    By notifying us at our Home Office at least 30 days before Annuity payments begin, you may elect to have amounts which have been accumulating under the Fixed Account transferred to one or more of the Subaccounts available during the Annuity Period to provide variable Annuity Payments.

--------------------------------------------------------------------------------

                                  APPENDIX III
                               FIXED PLUS ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING SUMMARIZES MATERIAL INFORMATION CONCERNING THE FIXED PLUS ACCOUNT. AMOUNTS ALLOCATED TO THE FIXED PLUS ACCOUNT ARE HELD IN THE COMPANY'S GENERAL ACCOUNT THAT SUPPORTS INSURANCE AND ANNUITY OBLIGATIONS. INTERESTS IN THE FIXED PLUS ACCOUNT HAVE NOT BEEN REGISTERED WITH THE SEC IN RELIANCE ON EXEMPTIONS UNDER THE SECURITIES ACT OF 1933, AS AMENDED. DISCLOSURE IN THIS PROSPECTUS REGARDING THE FIXED PLUS ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF THE STATEMENTS. DISCLOSURE IN THIS APPENDIX REGARDING THE FIXED PLUS ACCOUNT HAS NOT BEEN REVIEWED BY THE SEC.

FIXED PLUS ACCOUNT

    The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum Fixed Plus interest rate specified in the Contract. We may credit a higher interest rate from time to time. Our determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing Net Purchase Payment values and promising a minimum interest rate and Annuity payment.

    The Fixed Plus Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. Amounts applied to the Fixed Plus Account will earn the Fixed Plus interest rate in effect when actually applied to the Fixed Plus Account. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

    Beginning on the tenth Account Year, we will credit amounts held in the Fixed Plus Account with an interest rate that is at least 0.25% higher than the then-declared interest rate for the Fixed Plus Accounts for Accounts that have not reached their tenth anniversary.

    We reserve the right to limit Net Purchase Payment(s) and/or transfers to the Fixed Plus Account.

FIXED PLUS ACCOUNT WITHDRAWALS

    The amount eligible for partial withdrawal is 20% of the amount held in the Fixed Plus Account on the day we receive a written request in our Home Office, reduced by any Fixed Plus Account withdrawals, transfers or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of any Additional Withdrawal Option.

    The 20% limit is waived if the partial withdrawal is due to annuitization or death. The waiver upon death will only be exercised once and must occur within six months after the Participant's date of death. For this waiver to apply, any such partial withdrawal must also be made pro rata from all funding options used under the Account.

    If a full withdrawal is requested, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments that will be equal to:

1. One-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers or annuitizations made in the prior 12 months;

2.  One-fourth of the remaining Fixed Plus Account value twelve months later;

3.  One-third of the remaining Fixed Plus Account value twelve months later;

4.  One-half of the remaining Fixed Plus Account value twelve months later; and

5.  The balance of the Fixed Plus Account value twelve months later.

    Once we receive a request for a full withdrawal from an Account, no further withdrawals or transfers will be permitted from the Fixed Plus Account.

--------------------------------------------------------------------------------

    A full withdrawal from the Fixed Plus Account may be cancelled at any time before the end of the five-payment period.

    We will waive the Fixed Plus Account full withdrawal provision, if the withdrawal is made:

(a) due to your death, before Annuity payments begin, within 6 months of the date of death;

(b) due to the election of an Annuity option;

(c) when the Fixed Plus Account value is $3,500 or less (and no withdrawals, transfers or annuitizations have been made from the Account within the prior 12 months).

TRANSFERS AMONG INVESTMENT OPTIONS

    The amount eligible for transfer from the Fixed Plus Account is 20% of the amount held in the Fixed Plus Account on the day we receive a written request in our Home Office, reduced by any Fixed Plus Account withdrawals, transfers or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of an Additional Withdrawal Option. We will waive the 20% transfer limit when the value in the Fixed Plus Account is $1,000 or less.

    By notifying us at our Home Office at least 30 days before Annuity payments begin, the Contract Holder may elect to have amounts which have been accumulating under the Fixed Plus Account transferred to one or more of the Subaccounts available during the Annuity Period, to provide lifetime variable Annuity payments.

SWO

    The Systematic Withdrawal Option may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the prior 12-month period.

--------------------------------------------------------------------------------

                          FOR MASTER APPLICATIONS ONLY

    I HEREBY ACKNOWLEDGE RECEIPT OF AN ACCOUNT B GROUP DEFERRED VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 1996 FOR SECTION 457 EMPLOYER-SPONSORED DEFERRED
COMPENSATION PLANS, AS WELL AS ALL CURRENT PROSPECTUSES PERTAINING TO THE VARIABLE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACTS.

---- PLEASE  SEND AN  ACCOUNT B  STATEMENT OF  ADDITIONAL INFORMATION  (FORM NO.
     75996(S)) DATED MAY 1, 1996.

--------------------------------------------------------------------------------

                          CONTRACT HOLDER'S SIGNATURE

--------------------------------------------------------------------------------

                                      DATE

75996-2 (5/96)

--------------------------------------------------------------------------------

                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

--------------------------------------------------------------------------------

             STATEMENT OF ADDITIONAL INFORMATION DATED  MAY 1, 1996

                               AetnaPlus Contracts
        Group and Individual Variable Annuity Contracts Available under
                             Section 457 and 401(a)

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the "Separate Account") dated May 1, 1996.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:


                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                          Hartford, Connecticut  06156
                                 1-800-525-4225


Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.



                               TABLE OF CONTENTS

                                                                        Page
                                                                        ----

General Information and History. . . . . . . . . . . . . . . . . . . .    1
Variable Annuity Account B . . . . . . . . . . . . . . . . . . . . . .    1
Offering and Purchase of Contracts . . . . . . . . . . . . . . . . . .    2
Performance Data . . . . . . . . . . . . . . . . . . . . . . . . . . .    2
   General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2
   Average Annual Total Return Quotations. . . . . . . . . . . . . . .    3
Annuity Payments . . . . . . . . . . . . . . . . . . . . . . . . . . .    7
Sales Material and Advertising . . . . . . . . . . . . . . . . . . . .    8
Independent Auditors . . . . . . . . . . . . . . . . . . . . . . . . .    8
Financial Statements of the Separate Account . . . . . . . . . . . . .  S-1
Financial Statements of Aetna Life Insurance and Annuity Company . . .  F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1995, the Company managed over $___ billion of assets, and as of December 31, 1994, it ranked among the top 2% of all U.S. life insurance companies by size. The Company is a wholly owned subsidiary of Aetna Retirement Services, Inc., which is in turn a wholly owned subsidiary of Aetna Life and Casualty Company. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account B" below).

Other than the mortality and expense risk charges and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Charges and Deductions" in the prospectus. The Company receives reimbursement for certain administrative costs from some unaffiliated sponsors of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of each of the Subaccounts of the Separate Account will be invested exclusively in shares of the mutual funds described in the Prospectus. Purchase Payments made under the Contract may be allocated to one or more of the Subaccounts. The Company may make additions to or deletions from available investment options as permitted by law. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions, under all Contracts, or under all Plans. The Funds currently available under the Contract are as follows:


Aetna Variable Fund                                    Fidelity VIP Growth Portfolio
Aetna Income Shares                                    Fidelity VIP Overseas Portfolio
Aetna Variable Encore Fund                             Janus Aspen Aggressive Growth Portfolio
Aetna Investment Advisers Fund, Inc.                   Janus Aspen Balanced Portfolio
Aetna Ascent Variable Portfolio                        Janus Aspen Flexible Income Portfolio
Aetna Crossroads Variable Portfolio                    Janus Aspen Growth Portfolio
Aetna Legacy Variable Portfolio                        Janus Aspen Short-Term Bond Portfolio
Alger American Growth Portfolio                        Janus Aspen Worldwide Growth Portfolio
Alger American Small Cap Portfolio                     Lexington Natural Resources Trust
Calvert Responsibly Invested Balanced Portfolio        Neuberger & Berman Growth Portfolio
Fidelity VIP II Contrafund Portfolio                   Scudder International Portfolio
Fidelity VIP Equity-Income Portfolio                   TCI Growth


Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS


The Company is both the Depositor and the principal underwriter for the securities sold by the prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the sections titled "Purchase" and "Contract Valuation."

                                PERFORMANCE DATA

GENERAL

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts issued by the Company in connection with Plans described in the Prospectus. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various Subaccounts under the Contract, and then related to the ending redeemable values over one, three, five and ten year periods (or fractional periods thereof). The standardized figures reflect the deduction of all recurring charges during each period (e.g., mortality and expense risk charges, maintenance fees, administrative expense charges, and deferred sales charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the Contracts described in the Prospectus.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods.

If a Fund was in existence prior to the date it became available under the Contract, standardized and non-standardized total returns may include periods prior to the date on which such Fund became available under the Contract. These figures are calculated by adjusting the actual returns of the Fund to reflect the charges that would have been assessed under the Contract had that Fund been available under the Contract during that period.

Investment results of the Funds will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, the Account Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED

Each set of tables shown below represents the variations in contract payment type and in the maintenance fees assessed under different plans. Table A reflects the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1995 for the Subaccounts under Single Payment Accounts issued by the Company. Tables B and C reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1995 for the Subaccounts under Installment Payment Accounts with a $20 annual maintenance fee and a $15 annual maintenance fee, respectively. In both sets of tables, for those Subaccounts where results are not available for the full calendar period indicated, the percentage shown is an average annual return since inception (denoted with an *).


                                                     TABLE A
                                           ----------------------------------------------------------------------------------------
SINGLE PAYMENT ACCOUNT:                                                                                                  FUND
($0 MAINTENANCE FEE)                                   STANDARDIZED                   NON-STANDARDIZED            INCEPTION DATE
-----------------------------------------------------------------------------------------------------------------------------------
 SUBACCOUNT                                    1  Year   5 Years   10 Years   1 Year    3 Years   5 Years  10 Years
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Fund                                                                                                    04/30/75

 Aetna Income Shares                                                                                                    06/01/78

 Aetna Variable Encore Fund                                                                                             09/01/75

 Aetna Investment Advisers Fund, Inc.                                                                                   06/23/89

 Alger American Growth Portfolio                                                                                        01/08/89

 Alger American Small Cap Portfolio                                                                                     09/21/88

 Calvert Responsibly Invested Balanced Portfolio                                                                        09/30/86

 Fidelity Equity-Income Portfolio                                                                                       10/22/86

 Fidelity Growth Portfolio                                                                                              11/07/86

 Fidelity Overseas Portfolio                                                                                            02/13/87


                                        3

 Janus Aspen Aggressive Growth Portfolio                                                                                9/13/93

 Janus Aspen Balanced Portfolio                                                                                         09/13/93

 Janus Aspen Flexible Income Portfolio                                                                                  09/13/93

 Janus Aspen Growth Portfolio                                                                                           09/13/93

 Janus Aspen Short-Term Bond Portfolio                                                                                  09/13/93

 Janus Aspen Worldwide Growth Portfolio                                                                                 09/13/9 3

 Lexington Natural Resources Trust                                                                                      05/31/89

 Neuberger & Berman Growth Portfolio                                                                                    12/31/85

 Scudder International Portfolio                                                                                        04/30/87

 TCI Growth                                                                                                             11/20/87



                                                              TABLE B
                                           ----------------------------------------------------------------------------------------
INSTALLMENT PAYMENT ACCOUNT:                                                                                             FUND
($20 MAINTENANCE FEE)                                   STANDARDIZED                   NON-STANDARDIZED             INCEPTION DATE
-----------------------------------------------------------------------------------------------------------------------------------
 SUBACCOUNT                               1  Year    5 Years    10 Years    1 Year      3 Years   5 Years   10 Years
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Fund                                                                                                    04/30/75

 Aetna Income Shares                                                                                                    06/01/78

 Aetna Variable Encore Fund                                                                                             09/01/75

 Aetna Investment Advisers Fund, Inc.                                                                                   06/23/89

 Alger American Growth Portfolio                                                                                        01/08/89

 Alger American Small Cap Portfolio                                                                                     09/21/88

 Calvert Responsibly Invested Balanced Portfolio                                                                        09/30/86

 Fidelity Equity-Income Portfolio                                                                                       10/22/86

 Fidelity Growth Portfolio                                                                                              11/07/86

 Fidelity Overseas Portfolio                                                                                            02/13/87

 Janus Aspen Aggressive Growth Portfolio                                                                                09/13/93

 Janus Aspen Balanced Portfolio                                                                                         09/13/93

 Janus Aspen Flexible Income Portfolio                                                                                  09/13/93

 Janus Aspen Growth Portfolio                                                                                           09/13/93

 Janus Aspen Short-Term Bond Portfolio                                                                                  09/13/93

 Janus Aspen Worldwide Growth Portfolio                                                                                 09/13/93

 Lexington Natural Resources Trust                                                                                      05/31/89

 Neuberger & Berman Growth Portfolio                                                                                    12/31/85

 Scudder International Portfolio                                                                                        04/30/87

 TCI Growth                                                                                                             11/20/87



                                                             TABLE C
                                           ----------------------------------------------------------------------------------------
INSTALLMENT PAYMENT ACCOUNT:                                                                                              FUND
($15 MAINTENANCE FEE)                                   STANDARDIZED                   NON-STANDARDIZED              INCEPTION DATE
-----------------------------------------------------------------------------------------------------------------------------------
 SUBACCOUNT                               1  Year    5 Years    10 Years    1 Year      3 Years   5 Years   10 Years
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Fund                                                                                                    04/30/75

 Aetna Income Shares                                                                                                    06/01/78

 Aetna Variable Encore Fund                                                                                             09/01/75

 Aetna Investment Advisers Fund, Inc.                                                                                   06/23/89

 Alger American Growth Portfolio                                                                                        01/08/89

 Alger American Small Cap Portfolio                                                                                     09/21/88

 Calvert Responsibly Invested Balanced Portfolio                                                                        09/30/86

 Fidelity Equity-Income Portfolio                                                                                       10/22/86

 Fidelity Growth Portfolio                                                                                              11/07/86

 Fidelity Overseas Portfolio                                                                                            02/13/87

 Janus Aspen Aggressive Growth Portfolio                                                                                09/13/93

 Janus Aspen Balanced Portfolio                                                                                         09/13/93

 Janus Aspen Flexible Income Portfolio                                                                                  09/13/93

 Janus Aspen Growth Portfolio                                                                                           09/13/93

 Janus Aspen Short-Term Bond Portfolio                                                                                  09/13/93

 Janus Aspen Worldwide Growth Portfolio                                                                                 09/13/93

 Lexington Natural Resources Trust                                                                                      05/31/89

 Neuberger & Berman Growth Portfolio                                                                                    12/31/85

 Scudder International Portfolio                                                                                        04/30/87

 TCI Growth                                                                                                             11/20/87

                                ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Account is determined using Accumulation Unit values as of the tenth Valuation Period before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Period to the next; such fluctuations reflect changes in the net investment factor for the appropriate Fund(s) (with a ten Valuation Period lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:
Assume that, at the date Annuity payments are to begin, there are 3,000 Accumulation Units credited under a particular Account and that the value of an Accumulation Unit for the tenth Valuation Period prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Period in which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Fund is 1.0015000 as of the tenth Valuation Period preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Period (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Period in which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and Certificates of Deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Funds to established market indexes such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Fund being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Contract Holders or Participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS


                           VARIABLE ANNUITY ACCOUNT B


                                      INDEX


Independent Auditors' Report . . . . . . . . . . . . . . . . . . . . . S-2
Statement of Assets and Liabilities. . . . . . . . . . . . . . . . . . S-3
Statement of Operations. . . . . . . . . . . . . . . . . . . . . . . . S-4
Statements of Changes in Net Assets. . . . . . . . . . . . . . . . . . S-5
Notes to Financial Statements  . . . . . . . . . . . . . . . . . . . . S-6

FINANCIAL STATEMENTS TO BE FILED BY SUBSEQUENT POST-EFFECTIVE AMENDMENT.

                       STATEMENT OF ADDITIONAL INFORMATION




                           VARIABLE ANNUITY ACCOUNT B




                           VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
  (a) Financial Statements:*
     (1)  Included in Part A:
          Condensed Financial Information
     (2)  Included in Part B:
          Financial Statements of Variable Annuity Account B:
          - Independent Auditors' Report
          - Statement of Assets and Liabilities as of December 31, 1995
          - Statement of Operations for the year ended December 31, 1995
          - Statements of Changes in Net Assets for the years ended December 31, 1995 and 1994
          - Notes to Financial Statements
          Financial Statements of the Depositor:
          - Independent Auditors' Report
          - Consolidated Statements of Income for the years ended December 31, 1995, 1994 and 1993
          - Consolidated Balance Sheets as of December 31, 1995 and 1994
          - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1995, 1994 and 1993
          - Consolidated Statements of Cash Flows for the years ended December 31, 1995, 1994 and 1993
          - Notes to Consolidated Financial Statements

  (b) Exhibits
     (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B(1)
     (2)    Not applicable
     (3.1)  Form of Broker-Dealer Agreement(2)
     (3.2) Alternative Form of Wholesaling Agreement and related Selling Agreement(2)
     (4.1)  Form of Variable Annuity Contract (G-CDA-HF)(3)
     (4.2)  Form of Variable Annuity Contract (IA-CDA-IA)(4)
     (5.1) Form of Variable Annuity Contract Application (300-GTD-IA)(3) (5.2) Form of Variable Annuity Contract Application (710.00.141)(5)
     (6)    Certificate of Incorporation and By-Laws of Depositor(6)
     (7)    Not applicable
     (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated September 1, 1993(2)

     (8.2) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(7)
     (8.3) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Fidelity Distributors Corporation dated February 1, 1994 (Variable Insurance Products Fund)(8)
     (8.4) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Fidelity Distribution Corporation dated February 1, 1994 (Variable Insurance Products Fund II)(8)
     (8.5) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(7)
     (8.6) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994 and amended June 15, 1994(9)
     (8.7) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Advisers Management Trust (now Neuberger & Berman Advisers Management Trust) dated April 14, 1989(2)
     (8.8) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Scudder Variable Life Investment Fund dated April 27, 1992 and amended February 19, 1993 and August 13, 1993(10)
     (8.9) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Investors Research Corporation and TCI Portfolios, Inc. dated July 29, 1992 and amended December 22, 1992 and June 1, 1994(10)
     (9)    Opinion of Counsel(*)
     (10.1) Consent of Independent Auditors(*)
     (10.2) Consent of Counsel(*)
     (11)   Not applicable
     (12)   Not applicable
     (13)   Computation of Performance Data(*)
     (14)   Financial Data Schedule(*)
     (15.1) Powers of Attorney(11)
     (15.2) Authorization for Signatures(12)

*    To be filed by amendment.
1.   Incorporated by reference to Registration Statement on Form N-4
     (File No.2-52448) filed on February 28, 1986.
2. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-75996) filed on April 21, 1994.
3. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-75964) filed on February 24, 1995.

4. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form-N-4 (File No. 33-75958) filed on April 28, 1995.
5. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-76000) filed on April 28, 1995.
6. Incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form N-4 (File No. 2-52449) filed on February 28, 1994.
7. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-75978) filed on March 24, 1995.
8. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-75978) filed on April 25, 1994.
9. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 33-75960) filed on August 9, 1994.
10. Incorporated by reference to Registration Statement on Form N-4 (File No. 33-88720) filed on January 20, 1995.
11. The Power of Attorney for David E. Bushong, Acting Chief Financial Officer, is incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-87932), as filed electronically, on September 18, 1995. The Powers of Attorney for all other signatories are incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75982), as filed electronically, on February 16, 1996.
12. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-91846) as filed electronically on August 16, 1995.

 ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal
Business Address*                  Positions and Offices with Depositor
-----------------                  ------------------------------------

Daniel P. Kearney                  Director and President

Timothy A. Holt                    Director

Christopher J. Burns               Director and Senior Vice President, Life

Laura R. Estes                     Director and Senior Vice President, ALIAC
                                   Pensions

Gail P. Johnson                    Director and Senior Vice President, Annuity

John Y. Kim                        Director and Senior Vice President, ALIAC
                                   Investments

Shaun P. Mathews                   Director and Senior Vice President,
                                   Strategic Markets and Products

Glen Salow                         Director and Vice President, ALIAC IT

Creed R. Terry                     Director and Vice President Select & Manage
                                   Markets

James C. Hamilton                  Vice President and Treasurer

David E. Bushong                   Acting Chief Financial Officer

Eugene M. Trovato                  Vice President, Chief Accounting Officer and
                                   Corporate Controller

Zoe Baird                          Senior Vice President and General Counsel

Fred J. Franklin                   Vice President and Chief Compliance Officer

Susan E. Schechter                 Corporate Secretary and Counsel


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

  Incorporated herein by references to Item 26 of Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75982), as filed electronically, on February 16, 1996.

ITEM 27.  NUMBER OF CONTRACT OWNERS

  As of December 31, 1995, there were 33,702 contract owners of variable annuity contracts funded through Account B.

ITEM 28.  INDEMNIFICATION

  Reference is hereby made to Section 33-320a of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations. The statute provides in general that Connecticut corporations shall indemnify their officers, directors, employees, agents, and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification does not apply unless (1) the individual is successful on the merits in the defense of any such proceeding; or (2) a determination is made (by a majority of the board of directors not a party to the proceeding by written consent; by independent legal counsel selected by a majority of the directors not involved in the proceeding; or by a majority of the shareholders not involved in the proceeding) that the individual acted in good faith and in the best interests of the corporation; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified.

  C.G.S. Section 33-320a provides an exclusive remedy: a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, bylaws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

  Consistent with the statute, Aetna Life and Casualty Company has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor, which supplements the indemnification rights provided by C.G.S. Section 33-320a to the extent such coverage does not violate public policy.

ITEM 29.  PRINCIPAL UNDERWRITER

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter for Variable Life Account B and Variable Annuity Accounts C and G (separate accounts of ALIAC registered as unit investment trusts), and Variable Annuity Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust). Additionally, ALIAC is the investment adviser for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, Aetna Series Fund, Inc. and Aetna Generation Portfolios, Inc. ALIAC is also the depositor of Variable Life Account B, Variable Annuity Account C and Variable Annuity Account G.

  (b)     See Item 25 regarding the Depositor.

  (c)     Compensation as of December 31, 1995:

 (1)                   (2)              (3)              (4)            (5)


Name of       Net Underwriting   Compensation
Principal     Discounts and      on Redemption      Brokerage
Underwriter   Commissions        or Annuitization   Commissions   Compensation*
-----------   -----------        ----------------   -----------   -------------

Aetna Life                         $  **                             $  **

Insurance and
Annuity
Company


* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Account B.

** To be updated by amendment.

ITEM 30.       LOCATION OF ACCOUNTS AND RECORDS

  All records concerning contract owners of Variable Annuity Account B are located at the home office of the Depositor as follows:

            Aetna Life Insurance and Annuity Company
            151 Farmington Avenue
            Hartford, Connecticut  06156

ITEM 31.       MANAGEMENT SERVICES

   Not applicable

 ITEM 32.       UNDERTAKINGS

  Registrant hereby undertakes:

  (a)to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

  (b)to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

  (c)to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

  (d)Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

  As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, has caused this Post-Effective Amendment No. 5 to its Registration Statement on Form N-4 (File No. 33-75996) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 16th day of February, 1996.

                               VARIABLE ANNUITY ACCOUNT B OF AETNA LIFE
                               INSURANCE AND ANNUITY COMPANY
                                 (REGISTRANT)

                         By:   AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                 (DEPOSITOR)




                                        By:  Daniel P. Kearney*
                                           -------------------------------------
                                             Daniel P. Kearney
                                             President


   As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 33-75996) has been signed by the following persons in the capacities and on the dates indicated.


Signature                Title                                   Date
---------                -----                                   ----

Daniel P. Kearney*            Director and President             )
-------------------------     (principal executive officer)      )
Daniel P. Kearney                                                )
                                                                 )
Timothy A. Holt*              Director                           )
-------------------------                                        )
Timothy A. Holt                                                  )February
                                                                 )16, 1996
                                                                 )
David E. Bushong*             Acting Chief Financial Officer     )
-------------------------                                        )
David E. Bushong                                                 )
                                                                 )
Eugene M. Trovato*            Vice President, Chief              )
-------------------------     Accounting Officer and             )
Eugene M. Trovato             Corporate Controller               )
                                                                 )
Christopher J. Burns*         Director                           )
-------------------------                                        )
Christopher J. Burns                                             )
                                                                 )

Laura R. Estes*               Director                           )
-------------------------                                        )
Laura R. Estes                                                   )
                                                                 )
Gail P. Johnson*              Director                           )
-------------------------                                        )
Gail P. Johnson                                                  )
                                                                 )
John Y. Kim*                  Director                           )
-------------------------                                        )
John Y. Kim                                                      )
                                                                 )
Shaun P. Mathews*             Director                           )
-------------------------                                        )
Shaun P. Mathews                                                 )
                                                                 )
Glen Salow*                   Director                           )
-------------------------                                        )
Glen Salow                                                       )
                                                                 )
Creed R. Terry*                Director                          )
-------------------------                                        )
Creed R. Terry                                                   )

By: /s/ Julie E. Rockmore
-------------------------
        Julie E. Rockmore
       *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                 EXHIBIT INDEX


Exhibit
  No.      Exhibit                                                          Page
-------    -------                                                          ----

99-B.1     Resolution of the Board of Directors of Aetna Life Insurance and   *
           Annuity Company establishing Variable Annuity Account B

99-B.3.1   Form of Broker-Dealer Agreement                                    *

99-B.3.2   Alternative Form of Wholesaling Agreement and related Selling      *
           Agreement

99-B.4.1   Form of Variable Annuity Contract (G-CDA-HF)                       *

99-B.4.2   Form of Variable Annuity Contract (IA-CDA-IA)                      *

99-B.5     Form of Variable Annuity Contract Application (300-GTD-IA)         *

99-B.6     Certificate of Incorporation and By-Laws of Depositor              *

99-B.8.1   Fund Participation Agreement between Aetna Life Insurance and      *
           Annuity Company, Alger American Fund and Fred Alger Management,
           Inc. dated September 1, 1993

99-B.8.2   Fund Participation Agreement between Aetna Life Insurance and      *
           Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993

99-B.8.3   Fund Participation Agreement between Aetna Life Insurance and      *
           Annuity Company and Fidelity Distributors Corporation dated
           February 1, 1994 (Variable Insurance Products Fund)

99-B.8.4   Fund Participation Agreement between Aetna Life Insurance and      *
           Annuity Company and Fidelity Distribution Corporation dated
           February 1, 1994 (Variable Insurance Products Fund II)

99-B.8.5   Fund Participation Agreement between Aetna Life Insurance and      *
           Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended
           February 11, 1991

Exhibit
  No.      Exhibit                                                          Page
-------    -------                                                          ----

99-B.8.6   Fund Participation Agreement between Aetna Life Insurance and      *
           Annuity Company and Janus Aspen Series dated April 19, 1994 and amended June 15, 1994

99-B.8.7   Fund Participation Agreement between Aetna Life Insurance and      *
           Annuity Company and Advisers Management Trust (now Neuberger & Berman Advisers Management Trust) dated April 14, 1989
 99-B.8.8  Fund Participation Agreement between Aetna Life Insurance and      *
           Annuity Company and Scudder Variable Life Investment Fund dated April 27, 1992 and amended February 19, 1993 and August 13, 1993

99-B.8.9   Fund Participation Agreement between Aetna Life Insurance and      *
           Annuity Company, Investors Research Corporation and TCI
           Portfolios, Inc. dated July 29, 1992 and amended December 22,
           1992 and June 1, 1994

99-B.9     Opinion of Counsel                                                 **

99-B.10.1  Consent of Independent Auditors                                    **

99-B.10.2  Consent of Counsel                                                 **

99-B.13    Computation of Performance Data                                    **

99-B.15.1  Powers of Attorney                                                 *

99-B.15.2  Authorization for Signatures                                       *

27         Financial Data Schedule                                            **


*Incorporated by reference
**To be filed by amendment